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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08553

International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 5 of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, and Evergreen Precious Metals Fund, for the year ended October 31, 2004. These 5 series have an October 31 fiscal year end.

Date of reporting period: October 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Emerging Markets Growth Fund

Evergreen

EMERGING MARKETS GROWTH FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Emerging Markets Growth Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest

1

LETTER TO SHAREHOLDERS continued

rate volatility had begun to settle down at the onset of the investment period.

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

2

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments. Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Liu-Er Chen, CFA
International Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1994

	Class A	Class B	Class C	Class I
Class inception date	9/6/1994	9/6/1994	9/6/1994	9/6/1994

Nasdaq symbol	EMGAX	EMGBX	EMGCX	EMGYX

Average annual return*

1-year with sales charge	7.81%	8.66%	12.66%	N/A

1-year w/o sales charge	14.39%	13.66%	13.66%	14.80%

5-year	5.20%	5.42%	5.72%	6.80%

10-year	2.72%	2.58%	2.58%	3.64%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Emerging Markets Growth Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) and the Consumer Price Index (CPI).

The MSCI EMF is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 14.39% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Morgan Stanley Capital International Emerging Markets Free Index returned 19.40% .

After enjoying exceptionally strong performance in 2003, emerging market equities experienced considerable volatility during the twelve-month period ended October 31, 2004. However, at the end of the period, emerging market stocks moved higher again on increasing confidence about the global economy.

In this environment, the best performance tended to come from specific countries such as Egypt, Pakistan and Sri Lanka, as well as commodity-based markets such as South Africa, Mexico and Brazil which benefited from the rising prices of their exports. In contrast, many markets that had leading technology corporations suffered as corporate information technology spending failed to meet expectations. Semiconductor companies, in particular, underperformed. Consistent with our long-term strategy, we paid careful attention to risk control, emphasizing companies with leadership positions in their industries and corporations that have shown an ability to produce innovative products and services. We employ a bottom-up strategy emphasizing fundamental research into different companies, rather than top-down sector or regional allocations.

During the fiscal period, the fund had positive performance, but nevertheless lagged the benchmark. Our underweight in South Africa and overweight in China detracted from performance relative to the benchmark, as did the emphasis on semiconductor companies which underperformed when corporate information technology spending failed to meet expectations.

Individual investments that contributed to performance included SK Corp, the dominant oil refining company in South Korea, and Turkcell, a wireless telecommunications service company based in Turkey. Detracting from performance were SMI, the China-based semiconductor company, and LG Electronics, a diversified Korean electronics products company.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,057.05	$ 10.24
Class B	$ 1,000.00	$ 1,053.38	$ 13.83
Class C	$ 1,000.00	$ 1,053.48	$ 13.78
Class I	$ 1,000.00	$ 1,059.11	$ 8.70
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.18	$ 10.03
Class B	$ 1,000.00	$ 1,011.66	$ 13.55
Class C	$ 1,000.00	$ 1,011.71	$ 13.50
Class I	$ 1,000.00	$ 1,016.69	$ 8.52

* For each class of the Fund, expenses are equal to the annualized
expense ratio of each class (1.98%   for Class A, 2.68% for Class B,
2.67% for Class C and 1.68% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 11.14	$ 7.51	$ 6.72	$ 8.56	$ 9.32

Income from investment operations
Net investment income (loss)	0.01	0.05	0.01	(0.02)	(0.06)
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	1.58	3.58	0.78 [2]	(1.82)	(0.70)

Total from investment operations	1.59	3.63	0.79	(1.84)	(0.76)

Distributions to shareholders from
Net investment income	(0.13)	0	0	0	0

Net asset value, end of period	$ 12.60	$ 11.14	$ 7.51	$ 6.72	$ 8.56

Total return [3]	14.39%	48.34%	11.76%	(21.50%)	(8.15%)

Ratios and supplemental data
Net assets, end of period (thousands)	$29,040	$28,708	$19,302	$3,949	$6,331
Ratios to average net assets
Expenses [4]	2.07%	1.83%	1.79%	2.35%	2.18%
Net investment income (loss)	0.07%	0.55%	0.14%	(0.26%)	(0.58%)
Portfolio turnover rate	61%	87%	89%	45%	57%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$10.48	$ 7.11	$ 6.41	$ 8.22	$ 9.01

Income from investment operations
Net investment loss	(0.07)	(0.02)	(0.05)	(0.07)	(0.14)
Net realized and unrealized gains or losses on
securities and foreign currency related transactions	1.50	3.39	0.75 [2]	(1.74)	(0.65)

Total from investment operations	1.43	3.37	0.70	(1.81)	(0.79)

Distributions to shareholders from
Net investment income	(0.07)	0	0	0	0

Net asset value, end of period	$11.84	$10.48	$ 7.11	$ 6.41	$ 8.22

Total return [3]	13.66%	47.40%	10.92%	(22.02%)	(8.77%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,071	$4,889	$3,616	$1,690	$2,379
Ratios to average net assets
Expenses [4]	2.77%	2.55%	2.63%	3.10%	2.93%
Net investment loss	(0.62%)	(0.19%)	(0.64%)	(0.98%)	(1.32%)
Portfolio turnover rate	61%	87%	89%	45%	57%

1 Net investment loss per share is based on average shares outstanding during the period.
2 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$10.48	$ 7.11	$ 6.42	$ 8.23	$9.02

Income from investment operations
Net investment loss	(0.07)	(0.03)	(0.04)	(0.07)	(0.14)
Net realized and unrealized gains or losses
on securities and foreign currency related transactions	1.49	3.40	0.73 [2]	(1.74)	(0.65)

Total from investment operations	1.42	3.37	0.69	(1.81)	(0.79)

Distributions to shareholders from
Net investment income	(0.08)	0	0	0	0

Net asset value, end of period	$11.82	$10.48	$ 7.11	$ 6.42	$8.23

Total return [3]	13.66%	47.40%	10.75%	(21.99%)	(8.76%)

Ratios and supplemental data
Net assets, end of period (thousands)	$7,860	$5,849	$2,950	$ 527	$ 578
Ratios to average net assets
Expenses [4]	2.77%	2.58%	2.57%	3.10%	2.93%
Net investment loss	(0.61%)	(0.32%)	(0.54%)	(0.96%)	(1.30%)
Portfolio turnover rate	61%	87%	89%	45%	57%

1 Net investment loss per share is based on average shares outstanding during the period.
2 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
3 Excluding applicable sales charges
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$ 11.39	$ 7.66	$ 6.83	$ 8.67	$ 9.41

Income from investment operations
Net investment income (loss)	0.05	0.08	0.03	0	(0.04)
Net realized and unrealized gains or losses on
securities and foreign currency relatedtransactions	1.62	3.65	0.80 [3]	(1.84)	(0.70)

Total from investment operations	1.67	3.73	0.83	(1.84)	(0.74)

Distributions to shareholders from
Net investment income	(0.16)	0	0	0	0

Net asset value, end of period	$ 12.90	$ 11.39	$ 7.66	$ 6.83	$ 8.67

Total return	14.80%	48.69%	12.15%	(21.22%)	(7.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$219,548	$170,243	$136,714	$34,178	$47,992
Ratios to average net assets
Expenses [4]	1.76%	1.54%	1.55%	2.10%	1.94%
Net investment income (loss)	0.37%	0.88%	0.34%	0.02%	(0.36%)
Portfolio turnover rate	61%	87%	89%	45%	57%

1 Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004

	Country	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 4.6%
Auto Components 0.2%
Cheng Shin Rubber Industries Co., Ltd	Taiwan	467,553	$555,661

Automobiles 0.8%
China Motor Co	Taiwan	400,225	461,268
Hyundai Motor Co., Ltd	South Korea	34,370	1,665,588

			2,126,856

Hotels, Restaurants & Leisure 1.7%
Genting Berhad	Malaysia	167,000	742,711
Huangshan Tourism Development Co., Ltd	China	200,000	78,200
Indian Hotels Co., Ltd., GDR	India	142,600	1,486,728
Shangri La Asia, Ltd	Hong Kong	1,214,000	1,395,940
Tanjong plc	Malaysia	200,000	678,947

			4,382,526

Household Durables 0.1%
Humax Co., Ltd	South Korea	50,000	296,296

Media 1.1%
Grupo Televisa SA de CV, ADR	Mexico	13,427	738,485
Hurriyet Gazetecilik ve Matbaacilik A.S	Turkey	289,000,000	572,316
Television Broadcasts, Ltd	Hong Kong	250,000	1,069,570
TV Azteca SA de CV, ADR	Mexico	57,338	574,527

			2,954,898

Multi-line Retail 0.5%
Wal Mart De Mexico	Mexico	406,588	1,330,273

Specialty Retail 0.2%
Siam Makro Public Co., Ltd	Thailand	380,000	412,037

Textiles, Apparel & Luxury Goods 0.0%
Far East Textile, Inc	Taiwan	56,794	37,914

CONSUMER STAPLES 5.4%
Beverages 2.3%
Coca-Cola Femsa SA de CV, ADR	Mexico	100,000	2,012,000
Efes Breweries International	United States	20,000	555,000
Fomento Economico Mexicano SA, Ser. B, ADR	Mexico	57,342	2,528,782
Grupo Continental SA	Mexico	125,100	195,056
Grupo Modelo SA de CV, Ser. C	Mexico	219,800	563,311
Lianhua Supermarket	China	200,000	233,828

			6,087,977

Food & Staples Retailing 1.0%
C.P. 7-Eleven Public Co., Ltd	Thailand	1,123,100	1,477,763
President Chain Store Corp	Taiwan	735,540	1,100,943

			2,578,706

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.8%
Bunge, Ltd	Bermuda	15,000	$715,950
Cheil Jedang Corp	South Korea	16,740	929,253
Nien Made Enterprise	Taiwan	321,536	459,131

			2,104,334

Household Products 0.8%
Jenn Feng Industrial Co., Ltd. *	Taiwan	372,050	486,711
Kuala Lumpur Kepong Berhad	Malaysia	311,000	544,250
PT Unilever Indonesia Tbk	Indonesia	3,000,000	1,079,730

			2,110,691

Personal Products 0.5%
Pacific Corp	South Korea	6,500	1,270,415

ENERGY 13.3%
Energy Equipment & Services 1.2%
Transneft	Russia	2,000	1,899,000
Unified Energy Systems, GDR	Russia	38,397	1,208,738

			3,107,738

Oil & Gas 12.1%
China Oilfield	China	2,000,000	584,570
China Petroleum and Chemical Corp., ADR	China	40,500	1,553,985
Gail India, Ltd	India	280,000	1,198,588
Gazprom Oao	Russia	37,595	1,404,549
Indian Oil Corp., Ltd	India	100,000	952,229
LUKOIL Holding, ADR	Russia	40,998	5,114,500
Mol Magyar Olaj Es Gazipari, GDR	Hungary	39,000	2,171,520
Petrochina Co., Ltd., ADR	China	27,500	1,447,050
Petroleo Brasileiro SA, ADR	Brazil	139,340	4,851,127
PTT Exploration & Production plc	Thailand	170,200	1,318,801
PTT Public Co	Thailand	158,700	657,383
Pusan City Gas Co	South Korea	15,000	198,795
Reliance Industries, Ltd	India	312,504	3,649,443
Reliance Industries, Ltd., ADR 144A	India	40,400	993,840
Sinopec Zhenhai Refining & Chemical Co., Ltd	China	700,000	670,007
Surgutneftegaz	Russia	4,000,000	2,111,000
Surgutneftegaz, ADR	Russia	35,000	1,396,500
Xinao Gas Holdings, Ltd	Cayman Islands	1,000,000	558,875
YUKOS Corp., ADR	Russia	50,000	832,500

			31,665,262

FINANCIALS 14.8%
Commercial Banks 12.3%
Akbank Turk Anonim Sirket	Turkey	249,999,387	1,127,498
Banco Bradesco SA, ADR	Brazil	39,184	2,385,130
Banco Itau SA, ADR	Brazil	25,122	1,519,881
Banco Latinoamericano de Exportaciones	Panama	14,852	272,237

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Banco Santander, ADR	Chile	300	$8,388
Bank Hapoalim, Ltd	Israel	400,000	1,086,160
Bank Leumi Le Israel	Israel	500,000	1,042,884
Bank of Philip Island	Philippines	600,000	516,369
Bank Pekao SA *	Poland	20,068	763,988
Bank Przemyslowo-Handlowy BPH	Poland	5,000	672,126
Bco Itau Holding Financeira	Brazil	9,600	1,164,044
Bk Pan Indonesia	Indonesia	19,421,800	757,705
Cathay Financial Holding Co., Ltd., GDR	Taiwan	80,000	1,532,000
China Trust Financial Holding Co. *	Taiwan	652,858	744,616
Corpbanca SA, ADR	Chile	25,000	661,375
Credicorp Ltd	Peru	50,000	720,000
Equitable PCI Bank	Philippines	386,200	325,517
Grupo Financiero Banorte SA de CV, Ser. O *	Mexico	171,059	803,553
Hana Bank	South Korea	25,000	623,606
Komercni Banka AS	Czech Republic	4,000	505,243
Kookmin Bank *	South Korea	60,687	2,025,608
Kookmin Bank, ADR *	South Korea	60,000	2,017,800
Malayan Banking Berhad	Malaysia	397,500	1,150,658
Metro Bank & Trust	Philippines	800,000	397,480
Nedcor, Ltd	South Africa	134,295	1,457,279
Public Bank Bhd	Malaysia	406,250	689,556
Sberbank RF	Russia	1,920	890,880
Sime Darby Berhad	Malaysia	456,000	684,000
SinoPac Holdings Co	Taiwan	2,240,314	1,274,239
Standard Bank Group, Ltd	South Africa	184,828	1,620,162
Thailand Farmers Bank Public Co., Ltd. *	Thailand	415,000	475,268
Turkiye Garanti Bankasi SA *	Turkey	291,957,380	780,137
Uniao de Bancos Brasileiros SA, GDR	Brazil	60,000	1,587,000

			32,282,387

Diversified Financial Services 1.4%
Ayala Corp	Philippines	3,121,920	360,083
Daewoo Securities	South Korea	180,000	515,662
Haci Omer Sabanci Holdings	Turkey	423,606,242	1,536,990
Samsung Securities Co. *	South Korea	65,584	1,120,869

			3,533,604

Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd	South Korea	13,222	785,886

Real Estate 0.8%
China Resources Beijing	Hong Kong	1,500,000	219,696
Desarrolladora Homex SA De CV, ADR	Mexico	71,700	1,337,205
Henderson China Holdings, Ltd	Hong Kong	500,000	240,894
New World China Land, Ltd. *	Hong Kong	1,000,000	330,828

			2,128,623

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 2.9%
Biotechnology 0.0%
LG Life Sciences, Ltd. *	South Korea	419	$10,938

Health Care Equipment & Supplies 1.4%
LG Household & Health	South Korea	142,850	3,671,646

Pharmaceuticals 1.5%
Dr. Reddy's Laboratories, Ltd., ADR	India	70,000	1,160,600
LG Chemical, Ltd. *	South Korea	57,630	2,155,017
Samchully Pharmaceutical Co., Ltd	South Korea	10,000	561,357

			3,876,974

INDUSTRIALS 5.5%
Airlines 0.9%
China Eastern Airline Corp., Ltd	China	6,000,000	1,140,875
Eva Airways Corp	Taiwan	3,294,550	1,306,774

			2,447,649

Commercial Services & Supplies 0.6%
Ase Test, Ltd. *	China	264,781	1,599,277

Construction & Engineering 0.2%
Tae Young Corp	South Korea	12,000	406,961

Industrial Conglomerates 0.3%
Beijing Beida Jade Universal Sci-Tech Co., Ltd	China	3,000,000	223,550
Godrej & Boyce Co., Ltd	India	55,369	271,592
YTL Corp	Malaysia	193,800	232,560

			727,702

Machinery 0.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	South Korea	100,000	1,472,557
Hangzhou Steam Turbine Co	China	399,964	391,562

			1,864,119

Marine 1.1%
China Shipping Container Lines Co., Ltd	China	2,600,000	1,093,981
Evergreen Marine Corp	Taiwan	9,296	8,014
Malaysia International Shipping Corp	Malaysia	400,000	1,421,053
Wan Hai Lines Co., Ltd	Taiwan	409,836	393,825

			2,916,873

Road & Rail 0.0%
Dazhong Transportation Co	China	160,000	91,040

Trading Companies & Distributors 0.8%
Hong Kong Exchanges & Clearing, Ltd	Hong Kong	586,000	1,332,588
Sam Lip Industries	South Korea	105,000	631,593

			1,964,181

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 0.9%
Jiangsu Expressway	Hong Kong	4,000,000	$1,683,048
Sichuan Expressway Co., Ltd	Hong Kong	6,500,000	793,345

			2,476,393

INFORMATION TECHNOLOGY 14.1%
Communications Equipment 0.8%
3Com Corp. *	United States	120,000	496,800
NICE Systems, Ltd., ADR	Israel	40,022	846,866
UTStarcom, Inc. *	Germany	40,000	684,800

			2,028,466

Computers & Peripherals 0.6%
Delta Electronics	Taiwan	900,000	1,360,575
Quanta Computer, Inc	Taiwan	82,619	133,555

			1,494,130

Electronic Equipment & Instruments 1.7%
Au Optronics Corp., ADR	Taiwan	50,000	525,000
Elec & Eltek International	Singapore	200,000	568,000
HannStar Display Corp	Taiwan	1,200,000	346,655
LG Electronics, Inc	South Korea	50,000	2,820,169
Magal Security Systems, Ltd	Israel	16,858	262,142

			4,521,966

Internet Software & Services 1.2%
Asiainfo Holdings Corp. *	Germany	100,000	470,000
Digital China Holdings, Ltd	Bermuda	1,500,000	423,974
SINA Corp. *	China	40,000	1,340,000
Sohu.com, Inc	United States	30,000	502,500
Tom Online, Inc	Cayman Islands	376,000	58,935
Tom.Com	Cayman Islands	1,500,000	291,000

			3,086,409

Semiconductors & Semiconductor Equipment 8.4%
Advanced Semiconductor Engineering, Inc. *	Taiwan	1,384,860	953,503
Advanced Semiconductor Engineering, Inc., ADR	Taiwan	105,740	356,344
Amkor Technology, Inc. *	United States	25,000	124,500
Chartered Semiconductor Manufacturing, ADR *	Singapore	5,000	31,450
Samsung Electronics Co., Ltd	South Korea	34,050	12,670,884
Semiconductor Manufacturing International Corp., ADR	Cayman Islands	200,000	2,158,000
Siliconware Precision Industries Co. *	Taiwan	847,022	641,510
Siliconware Precision Industries Co., ADR	Taiwan	143,330	537,487
Taiwan Semiconductor Manufacturing Co., Ltd. *	Taiwan	968,388	1,269,732
Taiwan Semiconductor Manufacturing Co., Ltd., ADR *	Taiwan	335,216	2,537,585
United Microelectronics Corp. *	Taiwan	1,201,690	726,662

			22,007,657

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 1.4%
Gamania Digital Entertainment Co., Ltd	Taiwan	1,000,000	$466,996
Satyam Computer Services, Ltd	India	150,000	1,238,030
United Microelectronics Corp., ADR *	Taiwan	341,394	1,194,879
Webzen, Inc, ADR	South Korea	160,000	844,800

			3,744,705

MATERIALS 13.6%
Chemicals 0.8%
Kingboard Chemical Holdings Ltd	Cayman Islands	100,000	209,417
Nan Ya Plastic Corp	Taiwan	731,366	1,018,067
Sinopec Shanghai Petrochemical Co., Ltd	China	1,200,000	423,974
Yizheng Chemical Fibre Co., Ltd	China	2,000,000	416,265

			2,067,723

Construction Materials 1.0%
Cemex SA de CV, ADR	Mexico	50,414	1,460,998
Gujarat Ambuja Cements, Ltd	India	66,000	497,985
Lafarge Malayan Cement Berhad	Malaysia	691,400	141,919
Semen Gresik	Indonesia	430,500	536,972

			2,637,874

Metals & Mining 11.4%
Aluminum Corporation China, Ltd., ADR	China	14,000	810,320
Anglo American Platinum Corp	South Africa	20,405	777,966
Anglo American Platinum Corp., Ltd	South Africa	3,759	74,721
Anglo American plc	South Africa	98,260	2,147,423
Anglo American plc, ADR	South Africa	210,000	4,670,400
AngloGold Ashanti, Ltd., ADR	South Africa	70,000	2,595,600
Companhia Vale do Rio Doce, ADR	Brazil	41,500	878,140
Compania de Minas Buenaventura SA, ADR	Peru	90,000	2,235,600
Gerdau SA	Brazil	43,650	645,380
Goldfields, Ltd., ADR	South Africa	200,000	2,884,000
Harmony Gold Mining, Ltd., ADR	South Africa	90,000	1,062,000
Hindalco Industries, Ltd	India	120,000	3,143,248
Impala Platinum Holdings, Ltd	South Africa	20,000	1,607,169
JSC MMC Norilsk Nickel, ADR	Russia	29,198	1,813,196
Minera El Brocal	Peru	450	880
Pohang Iron & Steel	South Korea	20,000	2,989,737
Tata Iron & Steel Co., Ltd	India	150,000	952,063
Yanzhou Coal Mining Co., Ltd	China	400,000	529,325

			29,817,168

Paper & Forest Products 0.4%
Aracruz Celulose SA, ADR	Brazil	9,707	326,932
Votorantim Celulose Papel SA, ADR	Brazil	18,400	635,720

			962,652

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 16.1%
Diversified Telecommunication Services 9.5%
Advance Telecomunicaciones SA * (h) +	Argentina	2,300	$0
Cesky Telecom AS *	Czech Republic	37,008	485,280
China Unicom, Ltd., ADR	Hong Kong	228,000	1,630,200
CIA Anonima Nacional Telefonos de Venezuela, ADR	Venezuela	30,000	690,000
Companhia de Telecom de Chile SA, ADR	Chile	5,600	57,848
Golden Telecom Inc. *	Russia	19,198	546,951
Indosat, ADR	Peru	34,800	908,976
Korea Telecom Corp	South Korea	79,350	2,577,724
KT Corp., ADR *	South Korea	325,000	5,999,500
KT Freetel, Ltd	South Korea	51,000	926,238
Mahanagar Telephone Nigam, Ltd. *	India	90,963	718,608
Philippine Long Distance Telephone Co., ADR	Philippines	20,000	502,000
PT Telekomunikasi Indonesia, ADR	Peru	10,000	190,700
Tele Centro Oeste Celular Participacoes SA, ADR	Brazil	39,886	367,749
Tele Norte Leste Participacoes SA, ADR	Brazil	48,283	631,542
Telecomasia Corp. plc * (h) +	Thailand	103,579	0
Telefonica De Argentina SA, ADR	Argentina	65,400	490,500
Telefonos de Mexico SA de CV, ADR	Mexico	95,648	3,274,987
Telekom Malaysia Berhad	Malaysia	423,000	1,280,132
Telekomunikacja Polaska SA *	Poland	270,000	1,306,773
Telemar Norte Lest SA	Brazil	49,381	908,880
Telesp Telecomunicacoes de Sao Paulo SA	Brazil	22,000,000	351,106
Telkom Group, Ltd	South Africa	80,000	1,130,102
Vads Berhad	Malaysia	5,000	4,368

			24,980,164

Wireless Telecommunication Services 6.6%
Advanced Info Service, Ltd., ADR	Thailand	390,000	888,523
America Movil SA de CV, Ser. L, ADR,	Mexico	60,000	2,640,000
China Mobile Hong Kong, Ltd., ADR	Hong Kong	130,000	1,891,500
Mobile Telesystems, ADR	Russia	5,376	780,165
SK Telecom Co., Ltd	South Korea	16,100	2,521,687
SK Telecom Co., Ltd., ADR	South Korea	141,260	2,787,060
Telefonica Moviles * (h) +	Argentina	12,020	0
Telemig Celular Participacoes SA, ADR	Brazil	35,830	929,430
Tim Participacoes SA	United States	35,830	508,428
Turkcell Iletisim Hizmetleri, ADR *	Turkey	180,000	2,754,000
Vimpel Communications, ADR *	Russia	12,863	1,466,382

			17,167,175

UTILITIES 5.8%
Electric Utilities 4.7%
CEZ *	Czech Republic	100,000	1,108,862
Companhia Brasileira, ADR	Brazil	27,500	654,500

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Companhia Energetica de Minas Gerais	Spain	45,037	$1,041,255
Companhia Paranaense de Energia-Copel, ADR	Brazil	250,000	895,000
Huaneng Power International, Inc	Hong Kong	1,340,000	1,007,130
Korea Electric Power Corp	South Korea	211,700	4,373,811
National Thermal Power Corp. * (h)	India	685,100	937,251
Tata Power Co	India	142,000	939,826
Zhejiang Southeast	China	2,000,000	1,292,000

			12,249,635

Multi-Utilities & Unregulated Power 0.6%
Petroleos de Chile SA	Chile	51,863	382,946
Tenaga Nasional Berhad	Malaysia	374,000	1,092,474

			1,475,420

Water Utilities 0.5%
Guangdong Invest	Hong Kong	8,000,000	1,397,829

Total Common Stocks (cost $197,771,099)			251,444,810

PREFERRED STOCKS 1.7%
CONSUMER STAPLES 0.7%
Beverages 0.4%
Companhia de Bebidas das Americas	Brazil	3,661,500	915,574

Food Products 0.3%
Perdigao SA	Brazil	50,220	797,078

MATERIALS 0.7%
Metals & Mining 0.7%
Companhia Vale do Rio Doce, ADR	Brazil	106,908	1,945,726

UTILITIES 0.3%
Electric Utilities 0.3%
Eletrobras SA, Class B	Brazil	57,800,000	855,404

Total Preferred Stocks (cost $1,931,398)			4,513,782

EXCHANGE TRADED FUND 0.2%
iShares MSCI Malaysia Index Fund (cost $378,000)	Malaysia	60,000	410,400

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $2,635,371)	United States	2,635,371	2,635,371

Total Investments (cost $202,715,868) 99.0%			259,004,363
Other Assets and Liabilities 1.0%			2,514,743

Net Assets 100.0%			$261,519,106

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2004

*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based on its fair value determined under procedures approved by the Board of
Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total investments by geographic location as of October 31, 2004:

South Korea	22.8%	Israel	1.3%
Brazil	9.0%	Poland	1.1%
Taiwan	7.9%	Indonesia	0.9%
South Africa	7.7%	Hungary	0.8%
Russia	7.5%	Philippines	0.8%
India	7.0%	Czech Republic	0.8%
Mexico	6.7%	Germany	0.4%
China	5.4%	Bermuda	0.4%
Hong Kong	5.0%	Chile	0.4%
Malaysia	3.5%	Spain	0.4%
Turkey	2.6%	Venezuela	0.3%
Thailand	2.0%	Singapore	0.2%
United States	1.9%	Argentina	0.2%
Peru	1.6%	Panama	0.1%
Cayman Islands	1.3%
			100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2004:

Telecommunication Services	16.4%
Financials	15.1%
Materials	14.6%
Information Technology	14.4%
Energy	13.5%
Consumer Staples	6.2%
Utilities	6.2%
Industrials	5.7%
Consumer Discretionary	4.7%
Health Care	3.0%
Other	0.2%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $202,715,868)	$259,004,363
Foreign currency, at value (cost $2,137,509)	2,168,394
Receivable for securities sold	1,313,550
Receivable for Fund shares sold	309,029
Dividends receivable	525,231
Prepaid expenses and other assets	22,136

Total assets	263,342,703

Liabilities
Payable for securities purchased	867,942
Payable for Fund shares redeemed	846,996
Advisory fee payable	25,389
Distribution Plan expenses payable	1,765
Due to other related parties	4,061
Accrued expenses and other liabilities	77,444

Total liabilities	1,823,597

Net assets	$261,519,106

Net assets represented by
Paid-in capital	$221,863,095
Undistributed net investment income	196,532
Accumulated net realized losses on securities and foreign currency related transactions	(16,862,762)
Net unrealized gains on securities and foreign currency related transactions	56,322,241

Total net assets	$261,519,106

Net assets consists of
Class A	$29,039,644
Class B	5,071,373
Class C	7,859,946
Class I	219,548,143

Total net assets	$261,519,106

Shares outstanding
Class A	2,304,827
Class B	428,347
Class C	665,186
Class I	17,023,633

Net asset value per share
Class A	$12.60
Class A - Offering price (based on sales charge of 5.75%)	$13.37
Class B	$11.84
Class C	$11.82
Class I	$12.90

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $1,328,357)	$5,230,821

Expenses
Advisory fee	3,238,758
Distribution Plan expenses
Class A	93,793
Class B	57,291
Class C	82,786
Administrative services fee	244,914
Transfer agent fees	197,354
Trustees' fees and expenses	4,901
Printing and postage expenses	30,642
Custodian and accounting fees	648,570
Registration and filing fees	47,276
Professional fees	27,996
Interest expense	680
Other	9,111

Total expenses	4,684,072
Less: Expense reductions	(1,506)
Fee waivers and expense reimbursements	(132,263)

Net expenses	4,550,303

Net investment income	680,518

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	32,724,975
Foreign currency related transactions	(284,102)

Net realized gains on securities and foreign currency related transactions	32,440,873
Net change in unrealized gains or losses on securities and
foreign currency related transactions	(2,000,115)

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	30,440,758

Net increase in net assets resulting from operations	$31,121,276

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003

Operations
Net investment income		$ 680,518		$ 1,345,548
Net realized gains on securities and
foreign currency related transactions		32,440,873		15,749,712
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		(2,000,115)		53,217,161

Net increase in net assets resulting
from operations		31,121,276		70,312,421

Distributions to shareholders from
Net investment income
Class A		(353,757)		0
Class B		(32,102)		0
Class C		(53,920)		0
Class I		(2,457,529)		0

Total distributions to shareholders		(2,897,308)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,148,075	25,968,679	7,565,469	62,990,577
Class B	260,013	3,065,803	110,018	962,316
Class C	479,728	5,581,847	1,122,264	8,733,772
Class I	4,572,346	56,513,366	3,548,641	30,554,956

		91,129,695		103,241,621

Net asset value of shares issued in
reinvestment of distributions
Class A	25,183	291,872	0	0
Class B	2,287	25,045	0	0
Class C	4,082	44,660	0	0
Class I	94,547	1,119,435	0	0

		1,481,012		0

Automatic conversion of Class B shares
to Class A shares
Class A	65,682	792,029	37,324	312,942
Class B	(69,771)	(792,029)	(39,550)	(312,942)

		0		0

Payment for shares redeemed
Class A	(2,511,924)	(30,156,926)	(7,595,958)	(63,550,902)
Class B	(230,756)	(2,648,328)	(112,620)	(881,884)
Class C	(376,549)	(4,175,220)	(978,941)	(7,362,485)
Class I	(2,584,515)	(32,023,029)	(6,465,375)	(54,652,837)

		(69,003,503)		(126,448,108)

Net increase (decrease) in net
assets resulting from capital
share transactions		23,607,204		(23,206,487)

Total increase in net assets		51,831,172		47,105,934
Net assets
Beginning of period		209,687,934		162,582,000

End of period		$ 261,519,106		$ 209,687,934

Undistributed net investment income		$ 196,532		$ 2,413,788

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Emerging Markets Growth Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and passive foreign investment companies.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 1.30% and declining to 1.00% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee, which started at 1.42% and declined to 1.27% as the Fund's average daily net assets increased.

24

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC waived its fee in the amount of $131,726 and reimbursed expenses relating to Class A shares in the amount of $537 which represents 0.05% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of October 31, 2004, the Fund had $750,435 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $3,396 from the sale of Class A shares and $12,581 and $1,948 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $165,500,792 and $146,425,700, respectively, for the year ended October 31, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $205,484,025. The gross unrealized appreciation and depreciation on securities based on tax cost was $65,819,705 and $12,299,367, respectively, with a net unrealized appreciation of $53,520,338.

25

NOTES TO FINANCIAL STATEMENTS continued

As of October 31, 2004, the Fund had $14,060,859 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2009	2010

$ 744,536	$ 744,536	$ 6,079,218	$ 6,492,569

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 196,532	$ 53,520,338	$14,060,859

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid for the year ended October 31, 2004 was $2,897,308 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

26

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended October 31, 2004, the Fund had average borrowings outstanding of $33,010 on an annualized basis at a rate of 2.06% and paid interest of $680.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a

27

NOTES TO FINANCIAL STATEMENTS continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Emerging Markets Growth Fund, a series of Evergreen International Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Emerging Markets Growth Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2004, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564341 rv2 12/2004

Evergreen Global Large Cap Equity Fund

Evergreen

GLOBAL LARGE CAP EQUITY FUND
FORMERLY, GLOBAL LEADERS FUND

Annual Report
as of October 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Global Large Cap Equity Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

1

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served to enhance the total return potential for foreign investments after adjusting for currency translation.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

William E. Zieff Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/1/1995

	Class A	Class B	Class C	Class I
Class inception date	6/3/1996	6/3/1996	6/3/1996	11/1/1995

Nasdaq symbol	EAGLX	EBGLX	ECGLX	EYGLX

Average annual return*

1-year with sales charge	0.42%	0.83%	4.84%	N/A

1-year w/o sales charge	6.55%	5.83%	5.84%	6.93%

5-year	-4.77%	-4.70%	-4.34%	-3.38%

Since portfolio inception	4.22%	4.20%	4.19%	5.18%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Large Cap Equity Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 6.55% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Morgan Stanley Capital International World Free Index (MSCI World Free) returned 13.25%.

Both domestic and foreign stock prices rose in a favorable investment environment highlighted by robust economic growth, strong earnings gains, low interest rates and mild inflation during the twelve-months ended October 31, 2004. Foreign equities outperformed U.S. stocks, and the continued weakness of the U.S. dollar tended to add to the performance of investments denominated in non-dollar currencies.

During the fiscal year, the management strategy of the fund changed. At the start of the period, two separate portfolios, one of domestic large-cap companies, and one of foreign large-cap companies, were managed by teams of professionals with deep experience in their areas. They each relied heavily on fundamental analysis of stocks in making portfolio selections. The number of stock holdings typically totaled about 100. However, it was decided to combine the two portfolios into one blended large-cap portfolio of both foreign and domestic stocks, managed using a highly quantitative approach. Since the change in management style, we increased the number of portfolio holdings and kept the portfolio's country and sector weightings close to those of the benchmark MSCI World Free. The fund now uses a diversified equity strategy that invests in both value and growth oriented companies. The strategy is built upon a disciplined stock selection process using porprietary quantitiative indicators combined with aualitative assessment and review. The goal of the strategy is to generate excess returns by identifying those market dynamics that repeat and to adapt to those that change as the investment environment evolves.

For the fiscal period, the fund's performance lagged that of the benchmark index. In the domestic portfolio, stock selection, rather than industry weightings, tended to hold back performance. Domestic investments that helped performance included Starbucks and energy companies, Apache Corp. and BP plc. On the negative side, insurance companies, American International Group and ACE, Ltd. detracted following news that companies in the industry were being investigated for bid-rigging. An underweight position in ExxonMobil also held back performance.

Sector allocation detracted from performance relative to the index in the international portfolio, as we emphasized growth-oriented sectors such as health care and information technology, which underperformed, and de-emphasized defensive sectors such as utilities, which outperformed. Better-performing stock selections included Standard Bank Group of South Africa, Toyota Motor Co. and Continental Tire. Stocks that detracted included Mitsubishi Tokyo Financial Group, Sharp Corp. and JFE Holdings Inc.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$1,000.00	$ 1,017.06	$ 9.53
Class B	$1,000.00	$ 1,012.81	$ 13.00
Class C	$1,000.00	$ 1,013.60	$ 13.01
Class I	$1,000.00	$ 1,018.06	$ 7.96
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$ 1,015.69	$ 9.53
Class B	$1,000.00	$ 1,012.22	$ 13.00
Class C	$1,000.00	$ 1,012.22	$ 13.00
Class I	$1,000.00	$ 1,017.24	$ 7.96

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.88% for Class A, 2.57% for Class B, 2.57% for Class C and 1.57% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 13.43	$ 12.13	$ 13.92	$ 19.09	$ 18.35

Income from investment operations
Net investment loss	0	(0.02)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gains or losses on securities,
futures contracts and foreign currency related transactions	0.88	1.32	(1.73)	(4.30)	1.09

Total from investment operations	0.88	1.30	(1.79)	(4.35)	1.06

Distributions to shareholders from
Net realized gains	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$ 14.31	$ 13.43	$ 12.13	$ 13.92	$ 19.09

Total return [2]	6.55%	10.72%	(12.86%)	(23.60%)	5.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$102,417	$94,969	$89,528	$121,223	$134,930
Ratios to average net assets
Expenses [3]	1.93%	1.98%	1.88%	1.76%	1.69%
Net investment loss	(0.03%)	(0.20%)	(0.41%)	(0.34%)	(0.16%)
Portfolio turnover rate	99%	141%	73%	24%	32%

1 Net investment loss per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 12.70	$ 11.56	$ 13.37	$ 18.49	$ 17.92

Income from investment operations

Net investment loss	(0.10)	(0.10)	(0.16)	(0.16)	(0.19)
Net realized and unrealized gains or losses on securities,
futures contracts and foreign currency related transactions	0.84	1.24	(1.65)	(4.14)	1.08

Total from investment operations	0.74	1.14	(1.81)	(4.30)	0.89

Distributions to shareholders from
Net realized gains	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$ 13.44	$ 12.70	$ 11.56	$ 13.37	$ 18.49

Total return [2]	5.83%	9.86%	(13.54%)	(24.12%)	5.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,982	$76,434	$104,638	$151,189	$224,523
Ratios to average net assets
Expenses [3]	2.64%	2.69%	2.63%	2.50%	2.43%
Net investment loss	(0.78%)	(0.88%)	(1.16%)	(1.09%)	(0.93%)
Portfolio turnover rate	99%	141%	73%	24%	32%

1 Net investment loss per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 12.68	$ 11.54	$ 13.34	$ 18.46	$17.89

Income from investment operations
Net investment loss	(0.10)	(0.10)	(0.16)	(0.16)	(0.18)
Net realized and unrealized gains or losses on securities,
futures contracts and foreign currency related transactions	0.84	1.24	(1.64)	(4.14)	1.07

Total from investment operations	0.74	1.14	(1.80)	(4.30)	0.89

Distributions to shareholders from
Net realized gains	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$ 13.42	$ 12.68	$ 11.54	$ 13.34	$18.46

Total return [2]	5.84%	9.88%	(13.49%)	(24.16%)	5.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,631	$33,939	$41,808	$63,449	$6,062
Ratios to average net assets
Expenses [3]	2.64%	2.69%	2.63%	2.60%	2.43%
Net investment loss	(0.76%)	(0.90%)	(1.17%)	(1.18%)	(0.91%)
Portfolio turnover rate	99%	141%	73%	24%	32%

1 Net investment loss per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$13.71	$12.36	$ 14.14	$ 19.33	$ 18.54

Income from investment operations
Net investment income (loss)	0.04	0.03	(0.03)	(0.02)	0.01
Net realized and unrealized gains or losses on securities,
futures contracts and foreign currency related transactions	0.91	1.32	(1.75)	(4.35)	1.10

Total from investment operations	0.95	1.35	(1.78)	(4.37)	1.11

Distributions to shareholders from
Net realized gains	0	0	0	(0.82)	(0.32)

Net asset value, end of period	$14.66	$13.71	$ 12.36	$ 14.14	$ 19.33

Total return	6.93%	10.92%	(12.59%)	(23.40%)	6.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,156	$6,085	$10,811	$21,386	$42,018
Ratios to average net assets
Expenses [3]	1.64%	1.68%	1.62%	1.49%	1.43%
Net investment income (loss)	0.25%	0.24%	(0.17%)	(0.11%)	0.07%
Portfolio turnover rate	99%	141%	73%	24%	32%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004

	Country	Shares	Value

COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.9%
Continental AG	Germany	28,453	$1,552,436

Automobiles 0.7%
Toyota Motor Corp.	Japan	31,000	1,207,602

Hotels, Restaurants & Leisure 2.3%
Hilton Group plc	United Kingdom	376,500	1,780,348
Starbucks Corp. *	United States	38,567	2,039,423

			3,819,771

Household Durables 0.5%
Sharp Corp. (p)	Japan	56,000	773,288

Media 4.3%
News Corp., Ltd., ADR	Australia	77,540	2,437,858
PagesJaunes SA *	France	15,272	309,358
Time Warner, Inc. *	United States	104,200	1,733,888
Vivendi Universal * (p)	France	106,074	2,895,127

			7,376,231

Specialty Retail 1.2%
Best Buy Co., Inc.	United States	6,000	355,320
Lowe's Companies, Inc.	United States	30,426	1,712,375

			2,067,695

Textiles, Apparel & Luxury Goods 0.8%
Nike, Inc., Class B	United States	16,986	1,381,132

CONSUMER STAPLES 9.0%
Beverages 3.2%
Carlsberg SA * (p)	Denmark	32,600	1,512,780
Coca-Cola Co.	United States	29,969	1,218,540
Diageo plc	United Kingdom	201,100	2,687,714

			5,419,034

Food & Staples Retailing 1.8%
CVS Corp.	United States	33,795	1,468,730
Wal-Mart Stores, Inc.	United States	29,341	1,582,067

			3,050,797

Food Products 0.7%
Archer-Daniels-Midland Co.	United States	65,164	1,262,227

Household Products 3.3%
Procter & Gamble Co.	United States	45,992	2,353,870
Reckitt Benckiser plc	United Kingdom	79,490	2,178,735
Uni-Charm Corp.	Japan	19,500	985,852

			5,518,457

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 11.2%
Energy Equipment & Services 1.0%
Schlumberger, Ltd.	United States	11,768	$740,678
Weatherford International, Ltd. *	United States	18,565	970,207

			1,710,885

Oil & Gas 10.2%
Apache Corp.	United States	38,282	1,940,897
BP plc	United Kingdom	381,647	3,693,394
ChevronTexaco Corp.	United States	25,843	1,371,230
EnCana Corp. (p)	Canada	23,100	1,143,358
ENI SpA	Italy	47,338	1,074,167
Petro-Canada (p)	Canada	49,800	2,713,025
Total SA, Class B (p)	France	21,287	4,423,276
Valero Energy Corp.	United States	22,488	966,309

			17,325,656

FINANCIALS 23.0%
Capital Markets 1.4%
Deutsche Bank AG	Germany	13,761	1,045,358
Goldman Sachs Group, Inc.	United States	13,407	1,318,981

			2,364,339

Commercial Banks 10.2%
Allied Irish Banks plc	Ireland	140,506	2,444,947
Bank of America Corp.	United States	72,468	3,245,842
BNP Paribas SA (p)	France	18,858	1,282,543
HSBC Holdings plc	United Kingdom	216,800	3,509,578
Lloyds TSB Group plc	United Kingdom	132,040	1,044,057
Mitsubishi Tokyo Financial Group, Inc.	Japan	206	1,748,727
Royal Bank of Scotland Group plc	United Kingdom	73,733	2,171,092
The Bank of Yokohama, Ltd.	Japan	154,000	920,920
The Chiba Bank, Ltd.	Japan	154,000	989,191

			17,356,897

Consumer Finance 2.7%
Acom Co., Ltd.	Japan	34,840	2,185,305
Capital One Financial Corp.	United States	17,411	1,284,235
Orix Corp.	Japan	9,400	1,102,075

			4,571,615

Diversified Financial Services 5.6%
Citigroup, Inc.	United States	66,249	2,939,468
ING Groep NV	Netherlands	101,800	2,692,823
JPMorgan Chase & Co.	United States	44,097	1,702,144
Power Corp. of Canada (p)	Canada	91,300	2,193,654

			9,528,089

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 2.1%
ACE, Ltd.	United States	30,978	$1,179,023
American International Group, Inc.	United States	40,452	2,455,841

			3,634,864

Thrifts & Mortgage Finance 1.0%
Fannie Mae	United States	24,190	1,696,929

HEALTH CARE 12.6%
Biotechnology 1.0%
Amgen, Inc. *	United States	29,313	1,664,979

Health Care Equipment & Supplies 1.7%
Medtronic, Inc.	United States	18,677	954,581
Smith & Nephew plc	United Kingdom	154,861	1,313,999
Stryker Corp.	United States	12,684	546,554

			2,815,134

Health Care Providers & Services 0.8%
Aetna, Inc.	United States	14,500	1,377,500

Pharmaceuticals 9.1%
GlaxoSmithKline plc, ADR	United Kingdom	129,134	2,717,349
Johnson & Johnson	United States	28,279	1,650,928
Novartis AG	Switzerland	58,211	2,773,340
Pfizer, Inc.	United States	59,527	1,723,306
Roche Holding AG	Switzerland	35,634	3,639,217
Sanofi-Aventis (p)	France	41,697	3,045,800

			15,549,940

INDUSTRIALS 14.5%
Aerospace & Defense 3.6%
BAE Systems plc	United Kingdom	583,727	2,551,432
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	73,147	1,941,322
United Technologies Corp.	United States	16,523	1,533,665

			6,026,419

Air Freight & Logistics 0.7%
FedEx Corp.	United States	13,800	1,257,456

Building Products 1.9%
American Standard Companies, Inc. *	United States	35,796	1,309,059
Masco Corp.	United States	57,799	1,980,194

			3,289,253

Commercial Services & Supplies 0.9%
Cendant Corp.	United States	70,300	1,447,477

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.5%
General Electric Co.	United States	88,454	$3,018,051
Siemens AG (p)	Germany	16,789	1,248,842

			4,266,893

Machinery 4.9%
Danaher Corp.	United States	41,344	2,279,295
Deere & Co.	United States	26,698	1,596,006
Donaldson Co., Inc.	United States	37,896	1,125,511
Volvo AB, Class B (p)	Sweden	88,500	3,347,503

			8,348,315

INFORMATION TECHNOLOGY 10.7%
Communications Equipment 2.1%
Cisco Systems, Inc. *	United States	62,000	1,191,020
L.M. Ericsson Telephone Co., Ser. B *	Sweden	842,000	2,443,502

			3,634,522

Computers & Peripherals 1.3%
International Business Machines Corp.	United States	23,862	2,141,615

Electronic Equipment & Instruments 1.4%
Hitachi, Ltd.	Japan	158,000	994,020
Keyence Corp.	Japan	5,800	1,306,395

			2,300,415

IT Services 1.1%
First Data Corp.	United States	44,630	1,842,326

Office Electronics 0.8%
Neopost (p)	France	20,872	1,447,454

Semiconductors & Semiconductor Equipment 0.9%
Maxim Integrated Products, Inc.	United States	23,900	1,051,361
Texas Instruments, Inc.	United States	20,000	489,000

			1,540,361

Software 3.1%
Intuit, Inc. *	United States	20,363	923,666
Microsoft Corp.	United States	88,380	2,473,756
Oracle Corp. *	United States	152,673	1,932,840

			5,330,262

MATERIALS 4.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	United States	29,332	1,559,876
Ecolab, Inc.	United States	43,445	1,470,613

			3,030,489

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.2%
BHP Billiton, Ltd.	United Kingdom	224,291	$2,277,565
Nucor Corp.	United States	37,769	1,594,985

			3,872,550

Paper & Forest Products 0.5%
Weyerhaeuser Co.	United States	13,589	851,215

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.8%
Deutsche Telekom * (p)	Germany	61,654	1,180,520
Verizon Communications, Inc.	United States	47,580	1,860,378

			3,040,898

Wireless Telecommunication Services 0.7%
Telecom Italia Mobile SpA	Italy	209,868	1,236,033

UTILITIES 1.3%
Electric Utilities 1.3%
E.ON AG (p)	Germany	28,400	2,309,111

Total Common Stocks (cost $139,655,394)			170,238,561

SHORT-TERM INVESTMENTS 15.8%
MUTUAL FUND SHARES 15.8%
Evergreen Prime Cash Management Money Market Fund (p)(p) ø
(cost $26,780,417)	United States	26,780,417	26,780,417

Total Investments (cost $166,435,811) 115.8%			197,018,978
Other Assets and Liabilities (15.8%)			(26,834,438)

Net Assets 100.0%			$170,184,540

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(p)(p)	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summaryof Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2004

The following table shows the percent of total investments by geographic location as of October 31, 2004:

United States	54.0%
United Kingdom	13.2%
France	6.8%
Japan	6.2%
Germany	3.7%
Switzerland	3.3%
Canada	3.1%
Sweden	2.9%
Netherlands	1.4%
Ireland	1.2%
Australia	1.2%
Italy	1.2%
Brazil	1.0%
Denmark	0.8%

100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2004:

Financials	23.0%
Industrials	14.5%
Health Care	12.6%
Energy	11.2%
Information Technology	10.7%
Consumer Discretionary	10.7%
Consumer Staples	9.0%
Materials	4.5%
Telecommunication Services	2.5%
Utilities	1.3%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $139,655,394) including $25,597,292
of securities loaned	$170,238,561
Investments in affiliate, at value (cost $26,780,417)	26,780,417
Foreign currency, at value (cost $382,984)	392,313
Receivable for securities sold	8,291,590
Receivable for Fund shares sold	5,221
Dividends receivable	270,694
Receivable for securities lending income	2,501
Prepaid expenses and other assets	10,329

Total assets	205,991,626

Liabilities
Payable for securities purchased	8,481,215
Payable for Fund shares redeemed	425,591
Payable for securities on loan	26,780,417
Due to custodian bank	16,017
Advisory fee payable	10,340
Distribution Plan expenses payable	7,746
Due to other related parties	9,718
Accrued expenses and other liabilities	76,042

Total liabilities	35,807,086

Net assets	$170,184,540

Net assets represented by
Paid-in capital	$170,547,523
Undistributed net investment loss	(20,956)
Accumulated net realized losses on securities, futures contracts and
foreign currency related transactions	(30,936,438)
Net unrealized gains on securities and foreign currency related transactions	30,594,411

Total net assets	$170,184,540

Net assets consists of
Class A	$102,416,637
Class B	38,981,637
Class C	24,630,694
Class I	4,155,572

Total net assets	$170,184,540

Shares outstanding
Class A	7,157,183
Class B	2,900,084
Class C	1,836,049
Class I	283,498

Net asset value per share
Class A	$14.31
Class A - Offering price (based on sales charge of 5.75%)	$15.18
Class B	$13.44
Class C	$13.42
Class I	$14.66

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $261,652)	$3,642,946

Expenses
Advisory fee	1,684,116
Distribution Plan expenses
Class A	302,510
Class B	580,332
Class C	297,117
Administrative services fee	193,464
Transfer agent fees	1,146,248
Trustees' fees and expenses	4,680
Printing and postage expenses	47,830
Custodian and accounting fees	156,157
Registration and filing fees	35,806
Professional fees	22,899
Other	10,117

Total expenses	4,481,276
Less: Expense reductions	(705)
Fee waivers and expense reimbursements	(141,594)

Net expenses	4,338,977

Net investment loss	(696,031)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	22,228,401
Foreign currency related transactions	153,878

Net realized gains on securities and foreign currency related transactions	22,382,279
Net change in unrealized gains or losses on securities
and foreign currency related transactions	(9,106,721)

Net realized and unrealized gains or losses on securities
and foreign currency related transactions	13,275,558

Net increase in net assets resulting from operations	$12,579,527

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003

Operations
Net investment loss		$ (696,031)		$ (1,253,829)
Net realized gains on securities
and foreign currency related
transactions		22,382,279		3,921,845
Net change in unrealized gains
or losses on securities
and foreign currency
related transactions		(9,106,721)		16,211,233

Net increase in net assets
resulting from operations		12,579,527		18,879,249

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	388,872	5,595,570	6,569,059	78,742,868
Class B	85,077	1,137,294	132,836	1,533,343
Class C	51,641	695,193	98,961	1,138,268
Class I	7,353	105,757	1,007,363	11,576,795

		7,533,814		92,991,274

Automatic conversion of Class B shares
to Class A shares
Class A	1,910,292	27,062,532	1,339,451	16,855,651
Class B	(2,026,042)	(27,062,532)	(1,412,465)	(16,855,651)

		0		0

Payment for shares redeemed
Class A	(2,213,922)	(31,400,850)	(8,217,407)	(98,066,895)
Class B	(1,176,218)	(15,669,458)	(1,755,081)	(19,932,664)
Class C	(892,701)	(11,876,127)	(1,045,761)	(11,916,194)
Class I	(167,538)	(2,409,262)	(1,438,684)	(17,311,924)

		(61,355,697)		(147,227,677)

Net decrease in net assets resulting
from capital share transactions		(53,821,883)		(54,236,403)

Total decrease in net assets		(41,242,356)		(35,357,154)
Net assets
Beginning of period		211,426,896		246,784,050

End of period		$ 170,184,540		$ 211,426,896

Undistributed net investment loss		$ (20,956)		$ (21,460)

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Global Large Cap Equity Fund (the "Fund") (formerly, Evergreen Global Leaders Fund) is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

20

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses, net realized foreign currency gains or losses and passive foreign investment companies.

21

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.87% and declining to 0.70% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.87% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC waived its fee in the amount of $138,501 and reimbursed expenses relating to Class A shares in the amount of $3,093 which represents 0.07% of the Fund's average daily net assets and 0.00% of the average daily net assets of Class A shares, respectively. As of October 31, 2004 the Fund had $138,501 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.59% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2004, the Fund paid brokerage commissions of $12,360 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

22

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $1,702 from the sale of Class A shares and $48,223 and $683 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $188,207,393 and $231,521,714, respectively, for the year ended October 31, 2004.

During the year ended October 31, 2004, the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral amounted to $25,597,292 and $26,780,417, respectively. During the year ended October 31, 2004, the Fund earned $63,039 in income from securities lending which is included in dividend income on the Statement of Operations.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $167,965,687. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,345,227 and $2,291,936, respectively, with a net unrealized appreciation of $29,053,291.

As of October 31, 2004, the Fund had $29,395,318 in capital loss carryovers for federal income tax purposes with $3,030,780 expiring in 2008, $1,442,122 expiring in 2009 and $24,922,416 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$ 20,956	$ 29,053,291	$ 29,395,318

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

23

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

24

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Global Large Cap Equity Fund (formally, Evergreen Global Leaders Fund), a series of Evergreen International Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Global Large Cap Equity Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Other directorships: None	Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Other directorships: Trustee,	Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Phoenix Series Fund, Phoenix	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Other directorships: None	Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Other directorships: None	Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

564342 rv2 12/2004

Evergreen Global Opportunities Fund

Evergreen

GLOBAL OPPORTUNITIES FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Global Opportunities Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest

1

LETTER TO SHAREHOLDERS continued

rate volatility had begun to settle down at the onset of the investment period.

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

2

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Donald Bisson

Small/Mid Cap Growth Team Lead Manager

Francis X. Claro, CFA

International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar s style box is based on a portfolio date as of 9/30/2004.

The foreign stock style box placement is based on a fund s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/16/1988

	Class A	Class B	Class C	Class I
Class inception date	3/16/1988	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKGAX	EKGBX	EKGCX	EKGYX

Average annual return*

1-year with sales charge	8.93%	9.73%	13.72%	N/A

1-year w/o sales charge	15.56%	14.73%	14.72%	15.88%

5-year	5.61%	5.82%	6.08%	7.09%

10-year	7.57%	7.40%	7.40%	8.35%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Global Opportunities Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free), the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The MSCI World Free and the Russell 2000 Growth are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 15.56% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Morgan Stanley Capital International World Free Index returned 13.25% and the Russell 2000 Growth Index (Russell 2000 Growth) returned 5.53% .

Attractive valuations in foreign markets and continued weakness of the U.S. dollar in international currency markets combined to favor foreign equities over domestic stocks during the twelve-month period ended October 31, 2004. In recognition of these trends, the fund's allocation to foreign small-and mid-cap stocks increased from about 58% to about 70% of assets as the year progressed.

The fund outperformed its benchmarks, primarily because of the emphasis on foreign equities and selection in foreign holdings.

Among foreign investments, Ashtead Group, a U.K.-based company that hires out equipment to the construction industry, was a top contributor, as it benefited from a restructuring program that lowered its capital spending and increased equipment utilization. Other holdings that helped performance included Continental of Germany; Adidas, the German-based athletic shoe and sportswear company; and Neopost, a French manufacturer of postal and shipping machinery. Getronics, a Netherlands-based information technology service company, detracted from results as it encountered pricing pressures as corporate technology spending failed to meet expectations.

Among domestic holdings, the portfolio's overweight position in the energy sector helped performance substantially. Strong individual contributors included Novatel Wireless, which produces an advanced wireless communications technology; Shuffle Master, Inc. which makes gaming equipment for casinos; and Wind River, which develops real-time operating systems used in defense and industrial applications. Triton PCS Holdings, which provides services to wireless communications service providers, was among the investments that detracted from results when it lost business in the merger of AT&T Wireless and Cingular.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund's performance returns.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,091.40	$ 9.94
Class B	$ 1,000.00	$ 1,088.05	$ 13.59
Class C	$ 1,000.00	$ 1,087.66	$ 13.59
Class I	$ 1,000.00	$ 1,092.75	$ 8.36
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,015.63	$ 9.58
Class B	$ 1,000.00	$ 1,012.12	$ 13.10
Class C	$ 1,000.00	$ 1,012.12	$ 13.10
Class I	$ 1,000.00	$ 1,017.14	$ 8.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.89% for Class A, 2.59% for Class B, 2.59% for Class C and 1.59% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 19.22	$ 13.71	$ 15.42	$ 27.82	$ 26.08

Income from investment operations
Net investment loss	(0.15)	(0.17)	(0.12)	(0.14)	(0.25)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	3.14	5.68	(1.59)	(5.26)	6.89

Total from investment operations	2.99	5.51	(1.71)	(5.40)	6.64

Distributions to shareholders from
Net realized gains	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$ 22.21	$ 19.22	$ 13.71	$ 15.42	$ 27.82

Total return [2]	15.56%	40.19%	(11.09%)	(24.33%)	27.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,254	$88,541	$60,506	$56,546	$68,513
Ratios to average net assets
Expenses [3]	1.88%	2.08%	1.89%	1.77%	1.68%
Net investment loss	(0.72%)	(1.12%)	(0.76%)	(0.82%)	(0.82%)
Portfolio turnover rate	171%	257%	256%	210%	218%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 16.91	$ 12.15	$ 13.78	$ 25.79	$ 24.65

Income from investment operations
Net investment loss	(0.26)	(0.25)	(0.23)	(0.24)	(0.45)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	2.75	5.01	(1.40)	(4.77)	6.49

Total from investment operations	2.49	4.76	(1.63)	(5.01)	6.04

Distributions to shareholders from
Net realized gains	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$ 19.40	$ 16.91	$ 12.15	$ 13.78	$ 25.79

Total return [2]	14.73%	39.18%	(11.83%)	(24.86%)	26.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,202	$31,244	$38,126	$78,946	$143,909
Ratios to average net assets
Expenses [3]	2.59%	2.81%	2.62%	2.52%	2.43%
Net investment loss	(1.45%)	(1.87%)	(1.59%)	(1.58%)	(1.58%)
Portfolio turnover rate	171%	257%	256%	210%	218%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 16.98	$ 12.20	$ 13.83	$ 25.86	$ 24.70

Income from investment operations
Net investment loss	(0.26)	(0.25)	(0.22)	(0.24)	(0.45)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	2.76	5.03	(1.41)	(4.79)	6.51

Total from investment operations	2.50	4.78	(1.63)	(5.03)	6.06

Distributions to shareholders from
Net realized gains	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$ 19.48	$ 16.98	$ 12.20	$ 13.83	$ 25.86

Total return [2]	14.72%	39.18%	(11.79%)	(24.88%)	26.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,316	$18,448	$15,585	$18,759	$29,427
Ratios to average net assets
Expenses [3]	2.59%	2.80%	2.63%	2.52%	2.43%
Net investment loss	(1.43%)	(1.85%)	(1.54%)	(1.57%)	(1.57%)
Portfolio turnover rate	171%	257%	256%	210%	218%

1 Net investment loss per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$19.52	$13.90	$15.59	$28.03	$26.19

Income from investment operations
Net investment loss	(0.10)	(0.13)	(0.09)	(0.10)	(0.15)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	3.20	5.75	(1.60)	(5.34)	6.89

Total from investment operations	3.10	5.62	(1.69)	(5.44)	6.74

Distributions to shareholders from
Net realized gains	0	0	0	(7.00)	(4.90)

Net asset value, end of period	$22.62	$19.52	$13.90	$15.59	$28.03

Total return	15.88%	40.43%	(10.84%)	(24.27%)	28.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,795	$ 761	$ 475	$ 538	$ 782
Ratios to average net assets
Expenses [3]	1.59%	1.77%	1.61%	1.52%	1.42%
Net investment loss	(0.48%)	(0.84%)	(0.53%)	(0.56%)	(0.48%)
Portfolio turnover rate	171%	257%	256%	210%	218%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment loss per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004

	Country	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 28.9%
Auto Components 2.6%
Compagnie Generale des Etablissements Michelin, Class B	France	9,840	$535,003
Continental AG	Germany	55,016	3,001,751
NOK Corp.	Japan	9,600	291,568

			3,828,322

Automobiles 0.2%
Pininfarina SpA	Italy	9,107	264,118

Hotels, Restaurants & Leisure 2.5%
Enterprise Inns plc	United Kingdom	121,786	1,383,023
Groupe Flo *	France	58,740	366,920
Hilton Group plc	United Kingdom	114,038	539,249
Red Robin Gourmet Burgers, Inc. *	United States	11,777	491,219
Shuffle Master, Inc. *	United States	19,900	837,591

			3,618,002

Household Durables 2.3%
Bang & Olufsen AS, Ser. B	Denmark	12,350	733,051
Meritage Corp. *	United States	11,965	1,061,295
Stanley Furniture Co., Inc.	United States	20,100	894,249
Techtronic Industries Co., Ltd.	Hong Kong	356,000	708,936

			3,397,531

Internet & Catalog Retail 0.1%
Shopping.com, Ltd.	Israel	5,200	140,244

Leisure Equipment & Products 2.0%
Agfa-Gevaert NV	Belgium	78,587	2,474,512
Umbro plc *	United Kingdom	234,360	408,459

			2,882,971

Media 4.5%
Arnoldo Mondadori Editore SpA	Italy	41,612	413,236
Daily Mail & General Trust plc, Class A	United Kingdom	25,104	333,674
Gestevision Telecinco SA *	Spain	147,960	2,823,632
Grupo Televisa SA de CV, ADR	Mexico	6,415	352,825
ITV plc	United Kingdom	609,938	1,197,322
Lagardere Group	France	10,596	682,143
PagesJaunes SA *	France	15,362	311,181
Promotora de Informaciones SA	Spain	21,451	404,990

			6,519,003

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 4.2%
Galeries LaFayette SA	France	14,417	$2,813,792
House of Fraser plc	United Kingdom	198,966	439,852
Isetan Co., Ltd.	Japan	61,100	622,411
Marui Co., Ltd.	Japan	24,000	300,849
NEXT Group plc	United Kingdom	22,285	682,764
Ryohin Keikaku Co., Ltd.	Japan	28,900	1,292,077

			6,151,745

Specialty Retail 4.4%
American Eagle Outfitters, Inc.	United States	23,143	946,086
Build-A-Bear Workshop, Inc. *	United States	22,400	546,784
Chico's FAS, Inc. *	United States	23,084	924,053
Dixons Group plc	United Kingdom	112,840	355,550
Electronics Boutique plc	United Kingdom	95,317	110,604
Gruppo Coin SpA *	Italy	138,119	479,802
Pigeon Corp.	Japan	37,100	561,994
RONA, Inc. *	Canada	39,900	1,111,694
Yamada Denki Co., Ltd.	Japan	37,600	1,333,484

			6,370,051

Textiles, Apparel & Luxury Goods 6.1%
Adidas-Salomon AG	Germany	30,120	4,205,620
Burberry Group	United Kingdom	96,624	692,668
Deckers Outdoor Corp. *	United States	21,200	802,632
Puma AG	Germany	9,318	2,331,766
Quiksilver, Inc. *	United States	30,000	817,500

			8,850,186

CONSUMER STAPLES 5.1%
Beverages 1.4%
Davide Campari Milano SpA	Italy	18,376	1,041,273
Ito En, Ltd.	Japan	16,300	736,436
Koninklijke Grolsch NV	Netherlands	11,751	314,584

			2,092,293

Food & Staples Retailing 1.8%
Axfood AB	Sweden	16,950	514,577
Colruyt SA	Belgium	7,100	1,028,202
United Natural Foods, Inc. *	United States	37,600	1,022,344

			2,565,123

Food Products 0.4%
Lindt & Sprungli, Ltd.	Switzerland	516	629,016

Household Products 0.9%
Uni-Charm Corp.	Japan	25,800	1,304,358

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.6%
Body Shop International plc	United Kingdom	284,394	$870,017

ENERGY 4.4%
Energy Equipment & Services 0.9%
Diamond Offshore Drilling, Inc.	United States	19,724	666,671
Maverick Tube Corp. *	United States	26,267	692,661

			1,359,332

Oil & Gas 3.5%
Canadian Natural Resources, Ltd.	Canada	30,597	1,283,850
Chesapeake Energy Corp.	United States	39,568	636,253
OMI Corp.	United States	23,678	425,020
Paladin Resources, Ltd.	United Kingdom	366,210	1,103,512
Premier Oil plc *	United Kingdom	40,205	461,738
Spinnaker Exploration Co. *	United States	18,365	586,211
Tullow Oil	United Kingdom	205,909	530,754

			5,027,338

FINANCIALS 9.7%
Capital Markets 2.8%
Affiliated Managers Group, Inc. *	United States	19,700	1,100,048
Greenhill & Co., Inc.	United States	24,000	539,760
ICAP plc	United Kingdom	229,745	986,287
Man Group plc	United Kingdom	18,699	448,369
Schroders Holdings plc	United Kingdom	87,886	1,033,520

			4,107,984

Commercial Banks 3.9%
Algemene Maatschappij voor Nijverheidskredit (Almanij) NV	Belgium	8,771	657,458
Anglo Irish Bank Corp. plc	Ireland	80,988	1,538,328
Hanmi Financial Corp.	United States	27,300	829,374
The Bank of Yokohama, Ltd.	Japan	227,000	1,357,461
The Chiba Bank, Ltd.	Japan	193,000	1,239,700

			5,622,321

Consumer Finance 0.8%
Nissin Co., Ltd.	Japan	588,100	1,220,355

Diversified Financial Services 0.8%
Brascan Corp., Class A	Canada	34,153	1,214,093

Insurance 0.9%
QBE Insurance Group, Ltd.	Australia	54,837	562,312
Triad Guaranty, Inc. *	United States	13,800	752,238

			1,314,550

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.5%
BankAtlantic Bancorp, Inc., Class A	United States	37,600	$657,624

HEALTH CARE 5.4%
Biotechnology 1.8%
Cubist Pharmaceuticals, Inc. *	United States	48,000	489,840
CV Therapeutics, Inc. *	United States	31,700	530,341
Digene Corp. *	United States	9,400	236,410
DOV Pharmaceutical, Inc. *	United States	41,700	687,216
Martek Biosciences Corp. *	United States	13,783	648,573

			2,592,380

Health Care Equipment & Supplies 1.2%
ArthroCare Corp. *	United States	29,800	918,138
Biosite, Inc. *	United States	16,100	785,841

			1,703,979

Health Care Providers & Services 1.4%
Alliance UniChem plc	United Kingdom	22,866	279,596
Allscripts Heathcare Solutions, Inc. *	United States	83,200	773,344
American Healthways, Inc. *	United States	33,200	1,001,976

			2,054,916

Pharmaceuticals 1.0%
Discovery Laboratories, Inc. *	United States	46,400	315,984
NitroMed, Inc. *	United States	18,800	456,840
Salix Pharmaceuticals, Ltd. *	United States	46,600	746,998

			1,519,822

INDUSTRIALS 20.6%
Aerospace & Defense 1.7%
BAE Systems plc	United Kingdom	380,841	1,664,631
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	29,767	790,016

			2,454,647

Air Freight & Logistics 0.6%
EGL, Inc. *	United States	26,700	853,866

Commercial Services & Supplies 11.3%
ARRK Corp.	Japan	15,900	590,888
Ashtead Group plc *	United Kingdom	5,887,181	7,317,421
Buhrmann NV *	Netherlands	277,999	2,066,111
Charles River Associates, Inc. *	United States	22,163	890,509
Diamond Lease Co., Ltd.	Japan	18,700	668,487
DiamondCluster International, Inc., Class A *	United States	49,000	597,065
McGrath RentCorp.	United States	17,900	696,847
Navigant Consulting Co. *	United States	43,100	1,071,897
Randstad Holding NV	Netherlands	7,170	241,396

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Strayer Education, Inc.	United States	10,503	$1,019,211
Toppan Printing Co., Ltd.	Japan	46,000	444,294
Vedior NV	Netherlands	63,276	929,252

			16,533,378

Construction & Engineering 0.4%
Fomento de Construcciones y Contratas SA	Spain	6,531	248,773
Heijmans NV	Netherlands	13,513	351,418

			600,191

Electrical Equipment 0.1%
Leoni AG	Germany	2,142	128,339

Industrial Conglomerates 0.7%
Koninklijke BAM Groep NV	Netherlands	29,462	1,057,262

Machinery 5.0%
A.S.V., Inc. *	United States	23,200	839,840
Charter plc *	United Kingdom	397,647	1,433,513
Deutz AG *	Germany	226,101	913,700
Hino Motors, Ltd.	Japan	212,000	1,411,734
JLG Industries, Inc.	United States	49,422	824,359
MAN AG	Germany	38,701	1,337,006
THK Co., Ltd.	Japan	32,700	568,132

			7,328,284

Road & Rail 0.4%
Cintra Concesiones de Infraestructuras de Transporte SA *	Spain	53,749	531,024

Transportation Infrastructure 0.4%
Fraport AG	Germany	15,247	556,089

INFORMATION TECHNOLOGY 16.4%
Communications Equipment 1.9%
Ditech Communications Corp. *	United States	38,800	890,072
F5 Networks, Inc. *	United States	28,611	1,143,009
SiRF Technology Holdings, Inc. *	United States	55,600	658,304

			2,691,385

Computers & Peripherals 5.6%
Bull SA *	France	8,452,695	4,741,217
Logitech International SA *	Switzerland	13,590	704,730
Novatel Wireless, Inc. *	United States	27,000	560,250
palmOne, Inc. *	United States	18,200	527,254
Presstek, Inc. *	United States	71,987	727,788
QLogic Corp. *	United States	28,254	918,255

			8,179,494

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 1.2%
Cogent, Inc. *	United States	13,000	$248,742
KURODA Electric Co., Ltd.	Japan	19,200	411,092
Nidec Corp.	Japan	10,400	1,126,127

			1,785,961

Internet Software & Services 2.4%
Digital River, Inc. *	United States	18,500	616,050
Greenfield Online, Inc. *	United States	28,100	590,943
InfoSpace, Inc. *	United States	11,700	614,250
SINA Corp. *	China	30,300	1,015,050
WebEx Communications, Inc. *	United States	30,300	666,600

			3,502,893

IT Services 1.0%
eFunds Corp. *	United States	32,300	635,987
iPayment Holdings, Inc. *	United States	17,700	793,137

			1,429,124

Office Electronics 2.1%
Neopost	France	43,910	3,045,119

Semiconductors & Semiconductor Equipment 1.1%
BE Semiconductor Industries NV *	Netherlands	92,123	452,138
Marvell Technology Group, Ltd. *	United States	17,168	490,490
PowerDsine, Ltd. *	Israel	49,900	642,213

			1,584,841

Software 1.1%
ANSYS, Inc. *	United States	35,000	966,000
Wind River Systems, Inc. *	United States	52,400	701,636

			1,667,636

MATERIALS 2.9%
Chemicals 1.1%
Hitachi Chemical Co., Ltd.	Japan	33,200	524,210
Linde AG	Germany	11,700	706,233
Sanyo Chemical Industries, Ltd.	Japan	61,000	427,495

			1,657,938

Construction Materials 0.2%
Advan Co., Ltd.	Japan	26,400	318,234

Metals & Mining 0.8%
First Quantum Minerals, Ltd. *	Canada	24,300	299,693
JFE Holdings, Inc.	Japan	20,600	552,792
Noranda, Inc.	Canada	15,100	259,483

			1,111,968

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.8%
Mercer International, Inc. *	United States	65,800	$575,750
Miquel y Costas & Miquel SA	Spain	8,953	570,664

			1,146,414

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.4%
KT Corp., ADR	South Korea	30,454	562,181

Wireless Telecommunication Services 1.7%
America Movil SA de CV, ADR, Ser. L	Mexico	5,736	252,384
Carphone Warehouse plc	United Kingdom	121,451	370,985
Leap Wireless International, Inc. *	United States	17,700	356,655
Mobistar SA *	Belgium	14,479	1,085,320
Vimpel Communications, ADR *	Russia	3,399	387,486

			2,452,830

UTILITIES 2.6%
Electric Utilities 0.4%
Companhia Energetica de Minas Gerais, ADR	Brazil	25,100,000	580,550

Gas Utilities 0.4%
NGC Holdings, Ltd.	New Zealand	283,234	596,433

Multi-Utilities & Unregulated Power 0.7%
United Utilities plc	United Kingdom	98,911	1,041,593

Water Utilities 1.1%
AWG plc *	United Kingdom	54,640	729,766
Kelda Group plc	United Kingdom	30,762	315,759
Sociedad General de Aguas de Barcelona SA	Spain	28,280	500,032

			1,545,557

Total Common Stocks (cost $111,398,162)			142,820,905

PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
ProSiebenSat.1 Media AG (cost $422,198)	Germany	26,230	469,469

RIGHTS 0.0%
CONSUMER STAPLES 0.0%
Food & Staples Retailing 0.0%
Colruyt SA (cost $0) *	Belgium	7,100	10,409

Total Investments (cost $111,820,360) 98.4%			143,300,783
Other Assets and Liabilities 1.6%			2,266,891

Net Assets 100.0%			$145,567,674

*    Non-income producing security

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2004

Summary of Abbreviations
ADR American Depository Receipt

The following table shows the percent of total investments by geographic location as of October 31, 2004:

United States	29.5%
United Kingdom	17.3%
Japan	12.1%
Germany	9.5%
France	8.7%
Netherlands	3.8%
Belgium	3.7%
Spain	3.5%
Canada	2.9%
Italy	1.5%
Ireland	1.1%
Brazil	1.0%
Switzerland	0.9%
China	0.7%
Israel	0.5%
Denmark	0.5%
Hong Kong	0.5%
Mexico	0.4%
New Zealand	0.4%
Australia	0.4%
South Korea	0.4%
Sweden	0.4%
Russia	0.3%

100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2004:

Consumer Discretionary	29.6%
Industrials	21.0%
Information Technology	16.7%
Financials	9.9%
Health Care	5.5%
Consumer Staples	5.2%
Energy	4.5%
Materials	2.9%
Utilities	2.6%
Telecommunication Services	2.1%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $111,820,360)	$143,300,783
Foreign currency, at value (cost $730,184)	740,035
Receivable for securities sold	2,651,494
Receivable for Fund shares sold	769,659
Dividends receivable	155,161
Prepaid expenses and other assets	16,263

Total assets	147,633,395

Liabilities
Payable for securities purchased	1,380,678
Payable for Fund shares redeemed	465,166
Due to custodian bank	170,905
Advisory fee payable	10,879
Distribution Plan expenses payable	6,162
Due to other related parties	3,777
Accrued expenses and other liabilities	28,154

Total liabilities	2,065,721

Net assets	$145,567,674

Net assets represented by
Paid-in capital	$128,432,083
Undistributed net investment loss	(14,628)
Accumulated net realized losses on securities, futures contracts and foreign
currency related transactions	(14,343,190)
Net unrealized gains on securities and foreign currency related transactions	31,493,409

Total net assets	$145,567,674

Net assets consists of
Class A	$98,254,120
Class B	26,202,417
Class C	19,316,024
Class I	1,795,113

Total net assets	$145,567,674

Shares outstanding
Class A	4,424,753
Class B	1,350,972
Class C	991,602
Class I	79,359

Net asset value per share
Class A	$22.21
Class A - Offering price (based on sales charge of 5.75%)	$23.56
Class B	$19.40
Class C	$19.48
Class I	$22.62

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $159,663)	$1,673,915

Expenses
Advisory fee	1,318,931
Distribution Plan expenses
Class A	287,673
Class B	285,200
Class C	194,026
Administrative services fee	144,836
Transfer agent fees	537,033
Trustees' fees and expenses	6,487
Printing and postage expenses	66,340
Custodian and accounting fees	141,802
Registration and filing fees	51,586
Professional fees	25,097
Other	6,838

Total expenses	3,065,849
Less: Expense reductions	(1,160)
Expense reimbursements	(2,983)

Net expenses	3,061,706

Net investment loss	(1,387,791)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	21,610,893
Foreign currency related transactions	(323,183)

Net realized gains on securities and foreign currency related transactions	21,287,710
Net change in unrealized gains or losses on securities and
foreign currency related transactions	5,045

Net realized and unrealized gains or losses on securities and
foreign currency related transactions	21,292,755

Net increase in net assets resulting from operations	$19,904,964

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003

Operations
Net investment loss		$ (1,387,791)		$ (1,640,017)
Net realized gains on securities and
foreign currency related transactions		21,287,710		13,761,817
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		5,045		27,238,994

Net increase in net assets resulting
from operations		19,904,964		39,360,794

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	913,943	19,008,370	6,325,360	90,839,849
Class B	215,623	3,899,252	208,065	3,094,159
Class C	131,035	2,376,981	441,396	5,764,446
Class I	51,402	1,100,883	723,559	9,942,964

		26,385,486		109,641,418

Automatic conversion of Class B shares to
Class A shares
Class A	140,849	2,877,641	490,282	7,216,404
Class B	(160,559)	(2,877,641)	(554,977)	(7,216,404)

		0		0

Payment for shares redeemed
Class A	(1,236,995)	(25,429,074)	(6,621,722)	(94,702,298)
Class B	(551,803)	(9,936,632)	(942,801)	(12,160,694)
Class C	(226,082)	(4,120,061)	(632,036)	(8,000,713)
Class I	(11,051)	(231,728)	(718,745)	(9,836,119)

		(39,717,495)		(124,699,824)

Net decrease in net assets resulting
from capital share transactions		(13,332,009)		(15,058,406)

Total increase in net assets		6,572,955		24,302,388
Net assets
Beginning of period		138,994,719		114,692,331

End of period		$ 145,567,674		$ 138,994,719

Undistributed net investment loss		$ (14,628)		$ (6,970)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Global Opportunities Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses, net realized foreign currency gains or losses and passive foreign investment companies.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.91% and declining to 0.66% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after

23

NOTES TO FINANCIAL STATEMENTS continued

January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,983.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.37% of the Fund's average daily net assets

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2004, the Fund paid brokerage commissions of $13,999 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $3,787 from the sale of Class A shares and $23,700 and $956 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $243,684,444 and $256,996,271, respectively, for the year ended October 31, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $112,519,671. The gross unrealized appreciation and depreciation on securities based on tax cost was $32,255,237 and $1,474,125, respectively, with a net unrealized appreciation of $30,781,112.

24

NOTES TO FINANCIAL STATEMENTS continued

As of October 31, 2004, the Fund had $13,630,893 in capital loss carryovers for federal income tax purposes with $6,321,953 expiring in 2009, and $7,308,940 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$14,628	$30,781,112	$13,630,893

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

25

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that

26

NOTES TO FINANCIAL STATEMENTS continued

no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Global Opportunities Fund, a series of Evergreen International Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Global Opportunities Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer, Senior Vice President, Evergreen Funds; Former
Chief Compliance Officer	Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564343 rv2 12/2004

Evergreen International Equity Fund

Evergreen

INTERNATIONAL EQUITY FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen International Equity Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served to enhance the total return potential for foreign investments after adjusting for currency translation.

LETTER TO SHAREHOLDERS continued

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Gilman C. Gunn
International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/6/1979

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/20/1998	9/6/1979	3/6/1998	3/9/1998	10/10/2003

Nasdaq symbol	EKZAX	EKZBX	EKZCX	EKZYX	EKZRX

Average annual return*

1-year with sales charge	9.90%	10.82%	14.92%	N/A	N/A

1-year w/o sales charge	16.60%	15.82%	15.92%	16.98%	16.28%

5-year	0.86%	0.98%	1.35%	2.35%	1.42%

10-year	5.75%	5.88%	5.89%	6.54%	5.92%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and R are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C, I and R prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A, I and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, I and R would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Equity Fund Class A shares, versus a similar investment in the Morgan Stanley Capital International Europe, Australia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 16.60% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Morgan Stanley Capital International Europe, Australia and Far East Free Index (MSCI EAFE Free) returned 18.83% .

International equity markets performed well, especially compared to the U.S. stock market, during the twelve-month period ended October 31, 2004. In fact, the MSCI EAFE Free, a common benchmark for foreign equities, delivered twice the performance of the Standard & Poor's 500 Index, a benchmark for large-cap U.S. companies.

The fund performed well in absolute terms, but nevertheless trailed it's benchmark, MSCI EAFE Free, primarily because the best performance in foreign markets tended to be achieved by smaller, highly leveraged companies that we normally de-emphasize in favor of large-cap companies with relatively little debt.

Investments that helped support performance during the year included Sweden's Ericsson, a leader in providing infrastructure systems for wireless communications networks; and Brascan, a Canadian-based company with operations in real estate, financial services, mining and hydro-energy production.

Detracting from performance relative to the index were our underweight position in the industrials sector and the de-emphasis of small-cap, highly leveraged companies that tended to perform well.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of October 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund'sactual return. The hypothetical account values and expenses may not be used to estimate the actualending account balance or expenses you paid for the period. You may use this information tocompare the ongoing costs of investing in the fund and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$1,000.00	$1,047.56	$5.56
Class B	$1,000.00	$1,044.80	$9.10
Class C	$1,000.00	$1,044.74	$9.10
Class I	$1,000.00	$1,049.87	$4.02
Class R	$1,000.00	$1,047.12	$6.59
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.71	$5.48
Class B	$1,000.00	$1,016.24	$8.97
Class C	$1,000.00	$1,016.24	$8.97
Class I	$1,000.00	$1,021.22	$3.96
Class R	$1,000.00	$1,018.70	$6.50

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.08% for Class A, 1.77% for Class B, 1.77% for Class C, 0.78% for Class I and 1.28% for Class R), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 7.06	$ 5.89	$6.47	$ 8.61	$8.72

Income from investment operations
Net investment income	0.05	0.08	0.07	0.05	0.07
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.11	1.14	(0.60)	(1.50)	0.34

Total from investment operations	1.16	1.22	(0.53)	(1.45)	0.41

Distributions to shareholders from
Net investment income	(0.07)	(0.05)	(0.05)	(0.02)	(0.11)
Net realized gains	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.07)	(0.05)	(0.05)	(0.69)	(0.52)

Net asset value, end of period	$ 8.15	$ 7.06	$5.89	$ 6.47	$8.61

Total return [2]	16.60%	20.89%	(8.27%)	(18.20%)	4.66%

Ratios and supplemental data
Net assets, end of period (millions)	$ 285	$ 178	$ 195	$ 150	$ 132
Ratios to average net assets
Expenses [3]	1.07%	1.13%	1.12%	1.17%	1.15%
Net investment income	0.68%	1.26%	1.11%	0.76%	0.72%
Portfolio turnover rate	72%	141%	92%	129%	145%

[1] Net investment income per share is based on average shares outsta nding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 6.88	$ 5.74	$6.33	$ 8.49	$8.62

Income from investment operations
Net investment income (loss)	0	0.02	0.02	0	(0.01)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.08	1.12	(0.57)	(1.48)	0.35

Total from investment operations	1.08	1.14	(0.55)	(1.48)	0.34

Distributions to shareholders from
Net investment income	(0.03)	0	(0.04)	(0.01)	(0.06)
Net realized gains	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.03)	0	(0.04)	(0.68)	(0.47)

Net asset value, end of period	$ 7.93	$ 6.88	$5.74	$ 6.33	$8.49

Total return [2]	15.82%	19.86%	(8.75%)	(18.78%)	3.86%

Ratios and supplemental data
Net assets, end of period (millions)	$ 47	$ 38	$ 31	$ 37	$ 50
Ratios to average net assets
Expenses [3]	1.77%	1.85%	1.87%	1.92%	1.90%
Net investment income (loss)	(0.04%)	0.37%	0.29%	0.04%	(0.11%)
Portfolio turnover rate	72%	141%	92%	129%	145%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 6.88	$ 5.74	$6.33	$ 8.50	$8.62

Income from investment operations
Net investment income (loss)	0	0.03	0.02	(0.02)	(0.01)
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency transactions	1.09	1.11	(0.57)	(1.47)	0.36

Total from investment operations	1.09	1.14	(0.55)	(1.49)	0.35

Distributions to shareholders from
Net investment income	(0.03)	0	(0.04)	(0.01)	(0.06)
Net realized gains	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.03)	0	(0.04)	(0.68)	(0.47)

Net asset value, end of period	$ 7.94	$ 6.88	$5.74	$ 6.33	$8.50

Total return [2]	15.92%	19.86%	(8.75%)	(18.88%)	3.99%

Ratios and supplemental data
Net assets, end of period (millions)	$ 58	$ 52	$ 44	$ 49	$ 3
Ratios to average net assets
Expenses [3]	1.77%	1.85%	1.87%	1.93%	1.91%
Net investment income (loss)	(0.05%)	0.44%	0.33%	(0.36%)	(0.10%)
Portfolio turnover rate	72%	141%	92%	129%	145%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I [1]	2004	2003 [2]	2002 [2]	2001 [2]	2000 [2]

Net asset value, beginning of period	$ 7.11	$ 5.93	$6.49	$ 8.62	$8.73

Income from investment operations
Net investment income	0.07	0.09	0.09	0.07	0.09
Net realized and unrealized gains or losses on securities, futures contracts and foreign
currency related transactions	1.13	1.15	(0.60)	(1.51)	0.35

Total from investment operations	1.20	1.24	(0.51)	(1.44)	0.44

Distributions to shareholders from
Net investment income	(0.10)	(0.06)	(0.05)	(0.02)	(0.14)
Net realized gains	0	0	0	(0.67)	(0.41)

Total distributions to shareholders	(0.10)	(0.06)	(0.05)	(0.69)	(0.55)

Net asset value, end of period	$ 8.21	$ 7.11	$5.93	$ 6.49	$8.62

Total return	16.98%	21.19%	(7.90%)	(18.02%)	4.93%

Ratios and supplemental data
Net assets, end of period (millions)	$1,559	$1,173	$ 677	$ 522	$ 567
Ratios to average net assets
Expenses [3]	0.77%	0.84%	0.88%	0.92%	0.90%
Net investment income	0.96%	1.40%	1.33%	1.07%	0.97%
Portfolio turnover rate	72%	141%	92%	129%	145%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Net investment income per share is based on average shares outstanding during the period.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS R	2004	2003 [1,2]

Net asset value, beginning of period	$ 6.88	$6.97

Income from investment operations
Net investment income (loss)	0.01	0
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.11	(0.09)

Total from investment operations	1.12	(0.09)

Net asset value, end of period	$ 8.00	$6.88

Total return	16.28%	(1.29%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 434	$ 1
Ratios to average net assets
Expenses [3]	1.28%	0.95% [4]
Net investment income (loss)	0.89%	(1.83%) [4]
Portfolio turnover rate	72%	141%

[1] Net investment loss per share is based on average shares outstanding during the period.
[2] For the period from October 10, 2003 (commencement of class operations), to October 31, 2003.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[4] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2004

	Country	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 17.5%
Auto Components 2.9%
Autoliv, Inc.	Sweden	437,531	$18,552,769
Compagnie Generale des Etablissements Michelin, Class B	France	264,226	14,366,022
Continental AG	Germany	237,574	12,962,376
Toyota Industries Corp.	Japan	467,600	10,607,225

			56,488,392

Automobiles 2.1%
Renault SA	France	113,170	9,464,051
Toyota Motor Corp.	Japan	785,700	30,606,876

			40,070,927

Hotels, Restaurants & Leisure 1.6%
Enterprise Inns plc	United Kingdom	709,504	8,057,250
Hilton Group plc	United Kingdom	3,597,546	17,011,647
Sodexho Alliance SA	France	205,609	5,192,405

			30,261,302

Household Durables 0.8%
Matsushita Electric Industrial Co., Ltd.	Japan	898,000	13,018,544
Sharp Corp.	Japan	239,000	3,300,283

			16,318,827

Leisure Equipment & Products 0.1%
Amer Group plc *	Finland	33,600	1,614,814

Media 4.7%
Arnoldo Mondadori Editore SpA	Italy	301,467	2,993,775
Axel Springer Verlag AG	Germany	19,500	2,262,132
Edipresse SA	Switzerland	2,757	1,357,221
Grupo Televisa SA de CV, ADR	Mexico	113,549	6,245,195
Lagardere Group	France	56,321	3,625,798
Mediaset SpA	Italy	270,214	3,079,550
News Corp., Ltd.	Australia	2,727,581	21,389,485
PagesJaunes SA *	France	260,317	5,273,129
Television Broadcasts, Ltd.	Hong Kong	1,964,000	8,402,544
Television Francaise 1 SA	France	184,575	5,550,636
Toho Co., Ltd.	Japan	129,100	1,859,420
Vivendi Universal *	France	1,098,472	29,981,102

			92,019,987

Multi-line Retail 1.6%
Galeries LaFayette SA	France	27,503	5,367,811
Marui Co., Ltd.	Japan	763,200	9,566,995
NEXT Group plc	United Kingdom	436,403	13,370,435
Ryohin Keikaku Co., Ltd.	Japan	62,100	2,776,401

			31,081,642

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 2.3%
Dixons Group plc	United Kingdom	2,184,258	$6,882,434
Kingfisher plc	United Kingdom	5,292,770	29,348,822
Yamada Denki Co., Ltd.	Japan	243,300	8,628,636

			44,859,892

Textiles, Apparel & Luxury Goods 1.4%
Adidas-Salomon AG	Germany	61,776	8,625,709
Christian Dior SA	France	237,844	14,396,099
Hermes International SA	France	24,819	4,783,855

			27,805,663

CONSUMER STAPLES 7.1%
Beverages 1.5%
Diageo plc	United Kingdom	1,882,285	25,156,851
Ito En, Ltd.	Japan	38,900	1,757,508
Koninklijke Grolsch NV *	Netherlands	99,855	2,673,198

			29,587,557

Food & Staples Retailing 0.6%
Aeon Co., Ltd.	Japan	103,200	1,650,889
Boots Group plc	United Kingdom	671,908	8,111,049
Koninklijke Ahold NV *	Netherlands	211,828	1,469,008

			11,230,946

Food Products 2.4%
Bunge, Ltd.	Bermuda	460,695	21,988,973
Lindt & Sprungli, Ltd.	Switzerland	5,430	6,619,299
Nestle SA	Switzerland	81,009	19,145,431

			47,753,703

Household Products 0.9%
Uni-Charm Corp.	Japan	349,300	17,659,385

Tobacco 1.7%
British American Tobacco plc	United Kingdom	389,309	5,856,655
Gallaher Group plc	United Kingdom	863,280	10,888,441
Japan Tobacco, Inc.	Japan	561	4,926,344
Swedish Match Co.	Sweden	1,017,445	11,215,760

			32,887,200

ENERGY 10.4%
Oil & Gas 10.4%
BP plc	United Kingdom	6,013,476	58,195,498
BP plc, ADR	United Kingdom	292,343	17,028,980
EnCana Corp.	Canada	123,700	6,122,658
Eni SpA	Italy	1,001,454	22,724,427
LUKOIL Holding, ADR *	Russia	15,164	1,891,709
MOL Magyar Olaj es Gazipari Rt	Hungary	316,576	17,698,376

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Petro-Canada	Canada	276,488	$15,062,626
Reliance Industries, Ltd.	India	943,692	11,020,499
Talisman Energy, Inc.	Canada	224,900	6,026,575
Total SA, Class B	France	224,322	46,612,393

			202,383,741

FINANCIALS 24.2%
Capital Markets 1.9%
3i Group plc	United Kingdom	440,217	4,704,398
Deutsche Bank AG	Germany	283,771	21,556,752
UBS AG	Switzerland	156,472	11,267,029

			37,528,179

Commercial Banks 12.6%
Anglo Irish Bank Corp. plc	Ireland	1,207,413	22,934,224
Bank Austria Creditanstalt AG *	Austria	156,340	11,561,519
BNP Paribas SA	France	317,951	21,624,026
Credit Agricole SA	France	971,941	28,460,520
HBOS plc	United Kingdom	1,038,071	13,892,925
HSBC Holdings plc	United Kingdom	2,035,289	32,886,751
Lloyds TSB Group plc	United Kingdom	1,746,865	13,812,680
Mitsubishi Tokyo Financial Group, Inc.	Japan	2,074	17,606,112
OTP Bank	Hungary	433,268	10,942,643
Royal Bank of Scotland Group plc	United Kingdom	1,261,284	37,138,920
Sumitomo Trust & Banking Co., Ltd.	Japan	1,728,000	10,072,666
The Bank of Yokohama, Ltd.	Japan	1,971,000	11,786,587
The Chiba Bank, Ltd.	Japan	2,072,000	13,309,111

			246,028,684

Consumer Finance 1.1%
Nissin Co., Ltd.	Japan	4,387,200	9,103,792
Orix Corp.	Japan	106,400	12,474,552

			21,578,344

Diversified Financial Services 3.3%
Brascan Corp., Class A	Canada	1,067,817	37,959,437
Groupe Bruxelles Lambert SA	Belgium	192,093	14,447,925
Pargesa Holdings AG	Switzerland	3,674	11,648,895

			64,056,257

Insurance 4.1%
Allianz AG	Germany	78,987	8,395,749
Baloise-Holding	Switzerland	126,011	4,988,921
CNP Assurances	France	179,557	12,211,772
Irish Life & Permanent plc	Ireland	657,957	11,071,676
Mitsui Sumitomo Insurance Co., Ltd.	Japan	950,000	7,795,699

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
QBE Insurance Group, Ltd.	Australia	1,761,008	$18,057,816
Scor SA *	France	4,944,973	7,690,697
Swiss Reinsurance Co.	Switzerland	156,500	9,597,622

			79,809,952

Real Estate 1.2%
British Land Co. plc	United Kingdom	928,388	12,688,992
Mitsubishi Estate Co., Ltd.	Japan	881,000	9,298,614

			21,987,606

HEALTH CARE 9.3%
Biotechnology 0.6%
Serono SA	Switzerland	19,890	12,355,532

Health Care Equipment & Supplies 1.2%
Smith & Nephew plc	United Kingdom	2,763,376	23,447,312

Pharmaceuticals 7.5%
Daiichi Pharmaceutical Co., Ltd.	Japan	262,800	5,118,676
Eisai Co., Ltd.	Japan	528,900	15,215,478
GlaxoSmithKline plc	United Kingdom	1,465,583	30,840,058
Novartis AG	Switzerland	431,853	20,574,724
Roche Holding AG	Switzerland	323,964	33,085,685
Sanofi-Aventis	France	255,191	18,640,687
Taisho Pharmaceutical Co., Ltd.	Japan	264,000	4,766,044
Yamanouchi Pharmaceutical Co., Ltd.	Japan	471,700	17,307,234

			145,548,586

INDUSTRIALS 7.8%
Aerospace & Defense 1.8%
BAE Systems plc	United Kingdom	6,162,387	26,935,387
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	340,233	9,029,784

			35,965,171

Airlines 0.4%
Qantas Airways, Ltd.	Australia	3,056,355	7,578,360

Building Products 0.6%
Cie De St-Gobain	France	198,794	10,909,840

Commercial Services & Supplies 0.6%
Ashtead Group plc *	United Kingdom	626,836	779,121
Buhrmann NV *	Netherlands	450,202	3,345,938
Ritchie Brothers Auctioneers, Inc.	Canada	229,228	6,993,746

			11,118,805

Construction & Engineering 0.1%
Fomento de Construcciones y Contratas SA	Spain	47,073	1,793,058

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
Alstom SA *	France	12,173,449	$8,224,915

Industrial Conglomerates 1.2%
Siemens AG	Germany	327,001	24,323,825

Machinery 2.7%
Heidelberger Druckmaschinen AG *	Germany	391,490	11,234,095
Hino Motors, Ltd.	Japan	1,030,000	6,858,895
Komori Corp.	Japan	289,000	3,982,541
MAN AG	Germany	234,667	8,107,057
Volvo AB, Class B	Sweden	608,543	23,018,074

			53,200,662

INFORMATION TECHNOLOGY 4.8%
Communications Equipment 1.6%
Ericsson, Ser. B *	Sweden	10,583,036	30,712,198

Computers & Peripherals 0.0%
Bull SA *	France	569,073	319,200

Electronic Equipment & Instruments 0.5%
Keyence Corp.	Japan	13,800	3,108,319
Nidec Corp.	Japan	66,500	7,200,717

			10,309,036

Office Electronics 2.0%
Canon, Inc.	Japan	374,000	18,449,538
Neopost	France	286,581	19,874,134

			38,323,672

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd.	South Korea	41,720	13,127,122

MATERIALS 6.4%
Chemicals 2.9%
BASF AG	Germany	147,346	9,185,211
Imperial Chemical Industries plc	United Kingdom	7,090,089	27,250,662
Linde AG	Germany	95,380	5,757,305
Lonza Group AG	Switzerland	140,917	6,878,302
Sanyo Chemical Industries, Ltd.	Japan	399,000	2,796,237
Sumitomo Chemical Co., Ltd.	Japan	897,000	4,348,783

			56,216,500

Construction Materials 1.0%
Cemex SA de CV, ADR	Mexico	389,342	11,283,131
Imerys	France	121,257	8,517,269

			19,800,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.5%
BHP Billiton, Ltd.	United Kingdom	2,250,450	$22,852,217
JFE Holdings, Inc.	Japan	158,100	4,242,544
Newcrest Mining, Ltd.	Australia	1,763,108	21,937,507

			49,032,268

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 3.5%
Deutsche Telekom *	Germany	1,028,062	19,684,807
France Telecom SA	France	745,388	21,322,945
Nippon Telegraph & Telephone Corp.	Japan	3,001	12,737,691
Telefonica SA	Spain	490,393	8,089,477
Telefonos de Mexico SA de CV, ADR	Mexico	170,174	5,826,758

			67,661,678

Wireless Telecommunication Services 1.9%
Telecom Italia Mobile SpA	Italy	703,569	4,143,722
Vodafone Airtouch plc	United Kingdom	13,277,456	33,980,552

			38,124,274

UTILITIES 5.0%
Electric Utilities 3.6%
E.ON AG	Germany	466,312	37,914,299
Enel SpA	Italy	1,977,764	17,875,683
Korea Electric Power Corp.	South Korea	681,880	14,087,927

			69,877,909

Multi-Utilities & Unregulated Power 1.2%
RWE AG	Germany	128,460	6,799,347
United Utilities plc	United Kingdom	1,592,422	16,769,164

			23,568,511

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA	Spain	201,440	3,561,755

Total Common Stocks (cost $1,539,271,551)			1,908,113,589

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $20,171,794)	United States	20,171,794	20,171,794

Total Investments (cost $1,559,443,345) 98.9%			1,928,285,383
Other Assets and Liabilities 1.1%			21,494,485

Net Assets 100.0%			$1,949,779,868

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total investments by geographic location as of October 31, 2004:

United Kingdom	25.9%
Japan	15.8%
France	15.7%
Germany	9.2%
Switzerland	7.1%
Sweden	4.3%
Canada	3.7%
Australia	3.6%
Italy	2.6%
Ireland	1.8%
Hungary	1.5%
South Korea	1.4%
Mexico	1.2%
Bermuda	1.1%
United States	1.0%
Belgium	0.7%
Spain	0.7%
Austria	0.6%
India	0.6%
Brazil	0.5%
Hong Kong	0.4%
Netherlands	0.4%
Russia	0.1%
Finland	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of October 31, 2004:

Financials	24.7%
Consumer Discretionary	17.8%
Energy	10.6%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	7.3%
Materials	6.6%
Telecommunication Services	5.5%
Utilities	5.1%
Information Technology	4.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $1,559,443,345)	$1,928,285,383
Foreign currency, at value (cost $30,008,290)	30,802,141
Receivable for securities sold	113,127
Receivable for Fund shares sold	3,592,432
Dividends receivable	3,356,904
Prepaid expenses and other assets	94,751

Total assets	1,966,244,738

Liabilities
Payable for securities purchased	12,913,486
Payable for Fund shares redeemed	3,142,913
Advisory fee payable	67,504
Distribution Plan expenses payable	15,683
Due to other related parties	20,308
Accrued expenses and other liabilities	304,976

Total liabilities	16,464,870

Net assets	$1,949,779,868

Net assets represented by
Paid-in capital	$1,710,616,599
Undistributed net investment income	27,714,835
Accumulated net realized losses on securities, futures contracts and foreign
currency related transactions	(158,402,555)
Net unrealized gains on securities and foreign currency related transactions	369,850,989

Total net assets	$1,949,779,868

Net assets consists of
Class A	$285,068,391
Class B	47,467,721
Class C	57,635,100
Class I	1,559,174,781
Class R	433,875

Total net assets	$1,949,779,868

Shares outstanding
Class A	34,970,104
Class B	5,983,663
Class C	7,263,377
Class I	189,822,059
Class R	54,219

Net asset value per share
Class A	$8.15
Class A - Offering price (based on sales charge of 5.75%)	$8.65
Class B	$7.93
Class C	$7.94
Class I	$8.21
Class R	$8.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $8,074,842)	$29,399,084

Expenses
Advisory fee	7,307,788
Distribution Plan expenses
Class A	685,755
Class B	436,306
Class C	565,096
Class R	1,020
Administrative services fee	1,697,292
Transfer agent fees	1,303,867
Trustees' fees and expenses	32,700
Printing and postage expenses	92,001
Custodian and accounting fees	2,339,227
Registration and filing fees	142,605
Professional fees	50,512
Other	124,685

Total expenses	14,778,854
Less: Expense reductions	(8,722)
Expense reimbursements	(8,619)

Net expenses	14,761,513

Net investment income	14,637,571

Net realized and unrealized gains or losses on securities
and foreign currency related transactions
Net realized gains or losses on:
Securities	104,780,066
Foreign currency related transactions	(436,039)

Net realized gains on securities and foreign currency related transactions	104,344,027
Net change in unrealized gains or losses on securities
and foreign currency related transactions	139,584,402

Net realized and unrealized gains or losses on securities
and foreign currency related transactions	243,928,429

Net increase in net assets resulting from operations	$258,566,000

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003 (a)

Operations
Net investment income		$14,637,571		$15,084,810
Net realized gains or losses on
securities and foreign currency
related transactions		104,344,027		(16,333,368)
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		139,584,402		246,658,902

Net increase in net assets resulting
from operations		258,566,000		245,410,344

Distributions to shareholders from
Net investment income
Class A		(1,948,612)		(1,686,171)
Class B		(195,350)		0
Class C		(245,898)		0
Class I		(16,265,507)		(7,450,807)

Total distributions to shareholders		(18,655,367)		(9,136,978)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	20,917,866	160,821,347	73,560,564	446,993,210
Class B	1,928,156	14,487,296	1,923,368	11,504,324
Class C	2,011,911	15,023,057	3,443,786	20,683,165
Class I	48,191,942	373,928,576	96,990,861	592,041,627
Class R	67,225	508,055	143	1,000

		564,768,331		1,071,223,326

Net asset value of shares issued in
reinvestment of distributions
Class A	238,757	1,752,742	166,475	960,584
Class B	21,155	151,894	0	0
Class C	29,387	210,999	0	0
Class I	1,117,694	8,237,407	726,931	4,216,200

		10,353,042		5,176,784

Automatic conversion of Class B
shares to Class A shares
Class A	293,717	2,265,868	787,142	4,697,361
Class B	(300,939)	(2,265,868)	(803,854)	(4,697,361)

		0		0

Payment for shares redeemed
Class A	(11,726,084)	(89,948,362)	(82,348,170)	(511,243,785)
Class B	(1,130,166)	(8,516,843)	(1,038,890)	(6,112,214)
Class C	(2,299,855)	(17,281,560)	(3,581,668)	(21,323,815)
Class I	(24,388,808)	(189,648,957)	(46,876,908)	(280,490,051)
Class R	(13,149)	(102,129)	0	0

		(305,497,851)		(819,169,865)

Net increase in net assets resulting
from capital share transactions		269,623,522		257,230,245

Total increase in net assets		509,534,155		493,503,611
Net assets
Beginning of period		1,440,245,713		946,742,102

End of period		$1,949,779,868		$1,440,245,713

Undistributed net investment income		$27,714,835		$19,054,701

(a)	For Class R shares, for the period from October 10, 2003 (commencement of class operations), to October 31, 2003.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen International Equity Fund (the "Fund") is a diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains or losses available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains and losses and passive foreign investment companies.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period

NOTES TO FINANCIAL STATEMENTS continued

of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $8,619.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004, EIS received $19,944 from the sale of Class A shares and $267, $34,775 and $4,603 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,473,515,324 and $1,181,854,042, respectively, for the year ended October 31, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,578,865,967. The gross unrealized appreciation and depreciation on securities based on tax cost was $366,578,272 and $17,158,856, respectively, with a net unrealized appreciation of $349,419,416.

As of October 31, 2004, the Fund had $137,968,703 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 10,458,615	$ 3,968,712	$103,584,773	$ 19,956,603

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 27,712,556	$ 349,419,416	$ 137,968,703

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid were $18,655,367 and $9,136,978 of ordinary income for the years ended October 31, 2004 and October 31, 2003, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. LITIGATION

The Trust, on behalf of the Fund, has been named as a defendant in a legal action arising from business activities for which no amount has yet been claimed. Although the amount of any ultimate liability with respect to this matter cannot be determined at this time, in EIMC's opinion, any such liability will not have a material effect on the Fund's financial position or results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, repre-

NOTES TO FINANCIAL STATEMENTS continued

senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Equity Fund, a series of Evergreen International Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Equity Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
December 10, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2004, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1]	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
[2]	Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564345 rv2 12/2004

Evergreen Precious Metals Fund

Evergreen

PRECIOUS METALS FUND

Annual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2004

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Precious Metals Fund, which covers the twelve-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified

Dennis H. Ferro President and Chief Executive Officer

investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

1

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

2

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2004

MANAGEMENT TEAM

Gilman C. Gunn International Equity Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2004.

The foreign stock style box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/30/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/30/1978	1/29/1998	2/29/2000

Nasdaq symbol	EKWAX	EKWBX	EKWCX	EKWYX

Average annual return*

1-year with sales charge	1.17%	1.62%	5.56%	N/A

1-year w/o sales charge	7.35%	6.62%	6.56%	7.64%

5-year	22.90%	23.27%	23.43%	24.61%

10-year	3.68%	3.77%	3.76%	4.26%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Precious Metals Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500), Financial Times Stock Exchange Gold Mines Index (FTSE Gold Mines) and the Consumer Price Index (CPI).

The S&P 500 and the FTSE Gold Mines are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 7.35% for the twelve-month period ended October 31, 2004, excluding any applicable sales charges. During the same period, the Standard & Poor's 500 Index (S&P 500) returned 9.42% and the Financial Times Stock Exchange Gold Mines Index (FTSE Gold Mines) returned 7.53% .

As is customary in the precious metals market, the environment for gold and gold-mining stocks was volatile during the twelve-months ended October 31, 2004. The period started out in a continued rally, interrupted by a sharp downturn in the spring of 2004, followed by a comeback in the final weeks of the fiscal year.

The fund performed in line with the FTSE Gold Mines Index for the fiscal year as managers pursued a consistent investment philosophy to keep the portfolio well diversified among companies by market capitalization and focused on investments in gold producing, developing and exploration companies. A majority of the fund's assets were invested in North America-based companies.

Individual stock holdings that contributed to performance included Wheaton River Minerals, a Canadian intermediate gold producer, Gold Fields Limited, South Africa's second largest gold producer, and First Quantum, a Canadian copper company.

Detracting from fund performance relative to the indices were investments in Minefinders, a Canadian gold and silver exploration company, and Southernera Resources, a Canadian company with South African platinum and diamond mining interests.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversifed funds may face increased risk of price fluctuation over more diversifed funds due to adverse developments within certain sectors.

All data is as of October 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2004	10/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,227.67	$ 7.62
Class B	$ 1,000.00	$ 1,223.52	$11.51
Class C	$ 1,000.00	$ 1,223.19	$11.51
Class I	$ 1,000.00	$ 1,229.12	$ 6.00
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.30	$ 6.90
Class B	$ 1,000.00	$ 1,014.78	$10.43
Class C	$ 1,000.00	$ 1,014.78	$10.43
Class I	$ 1,000.00	$ 1,019.76	$ 5.43

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.36% for Class A, 2.06% for Class B, 2.06% for Class C and 1.07% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 32.12	$ 17.32	$ 12.38	$ 8.74	$ 11.88

Income from investment operations
Net investment income (loss)	(0.26)	(0.14)	(0.04)	0.15	0.02
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	2.60	15.12	5.13	3.53	(3.16)

Total from investment operations	2.34	14.98	5.09	3.68	(3.14)

Distributions to shareholders from
Net investment income	(0.92)	(0.18)	(0.15)	(0.04)	0

Net asset value, end of period	$ 33.54	$ 32.12	$ 17.32	$ 12.38	$ 8.74

Total return [2]	7.35%	87.03%	41.63%	42.15%	(26.43%)

Ratios and supplemental data
Net assets, end of period (thousands)	$203,168	$176,785	$87,373	$57,028	$43,781
Ratios to average net assets
Expenses [3]	1.30%	1.44%	1.61%	1.92%	2.16%
Net investment income (loss)	(0.83%)	(0.62%)	(0.26%)	1.50%	0.16%
Portfolio turnover rate	93%	129%	36%	23%	31%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 31.00	$ 16.76	$ 12.05	$ 8.56	$11.72

Income from investment operations
Net investment income (loss)	(0.46)	(0.28)	(0.15)	0.06	(0.09)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	2.50	14.60	4.99	3.45	(3.07)

Total from investment operations	2.04	14.32	4.84	3.51	(3.16)

Distributions to shareholders from
Net investment income	(0.69)	(0.08)	(0.13)	(0.02)	0

Net asset value, end of period	$ 32.35	$ 31.00	$ 16.76	$ 12.05	$ 8.56

Total return [2]	6.62%	85.65%	40.54%	41.08%	(26.96%)

Ratios and supplemental data
Net assets, end of period (thousands)	$45,718	$40,385	$24,389	$10,039	$5,895
Ratios to average net assets
Expenses [3]	2.00%	2.16%	2.35%	2.67%	2.91%
Net investment income (loss)	(1.53%)	(1.32%)	(0.93%)	0.63%	(0.80%)
Portfolio turnover rate	93%	129%	36%	23%	31%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2004 [1]	2003 [1]	2002 [1]	2001 [1]	2000 [1]

Net asset value, beginning of period	$ 30.93	$ 16.74	$ 12.04	$ 8.55	$11.71

Income from investment operations
Net investment income (loss)	(0.46)	(0.29)	(0.13)	0.04	(0.07)
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	2.48	14.58	4.96	3.47	(3.09)

Total from investment operations	2.02	14.29	4.83	3.51	(3.16)

Distributions to shareholders from
Net investment income	(0.78)	(0.10)	(0.13)	(0.02)	0

Net asset value, end of period	$ 32.17	$ 30.93	$ 16.74	$12.04	$ 8.55

Total return [2]	6.56%	85.72%	40.49%	41.13%	(26.99%)

Ratios and supplemental data
Net assets, end of period (thousands)	$99,082	$71,188	$17,543	$1,634	$ 261
Ratios to average net assets
Expenses [3]	2.01%	2.15%	2.33%	2.63%	2.92%
Net investment income (loss)	(1.53%)	(1.33%)	(0.73%)	0.41%	(0.65%)
Portfolio turnover rate	93%	129%	36%	23%	31%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I [1]	2004 [2]	2003 [2]	2002 [2]	2001 [2]	2000 [2,3]

Net asset value, beginning of period	$31.83	$17.16	$12.24	$ 8.63	$10.42

Income from investment operations
Net investment income (loss)	(0.16)	(0.08)	0.03	0.30	0.04
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	2.57	14.97	5.05	3.35	(1.83)

Total from investment operations	2.41	14.89	5.08	3.65	(1.79)

Distributions to shareholders from
Net investment income	(0.98)	(0.22)	(0.16)	(0.04)	0

Net asset value, end of period	$33.26	$31.83	$17.16	$12.24	$ 8.63

Total return	7.64%	87.44%	42.02%	42.41%	(17.18%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,786	$1,595	$ 403	$ 23	$ 1
Ratios to average net assets
Expenses [4]	1.01%	1.15%	1.34%	1.51%	1.79% [5]
Net investment income (loss)	(0.54%)	(0.35%)	0.19%	2.47%	0.48% [5]
Portfolio turnover rate	93%	129%	36%	23%	31%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 For the period from February 29, 2000 (commencement of class operations), to October 31, 2000.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2004

	Country	Shares	Value

COMMON STOCKS 95.9%
MATERIALS 95.9%
Metals & Mining 95.9%
Agnico-Eagle Mines, Ltd.	Canada	262,828	$4,054,482
Amerigo Resources, Ltd.	Canada	2,309,000	3,784,315
AngloGold, Ltd.	South Africa	153,753	5,674,143
AngloGold, Ltd., ADR	South Africa	296,565	10,996,630
Aurizon Mines, Ltd.	Canada	88,600	100,195
Barrick Gold Corp.	Canada	757,259	17,045,900
Barrick Gold Corp. - Canadian Exchange	Canada	33,000	746,374
Bema Gold Corp.	Canada	2,107,400	6,372,454
Cambior, Inc.	Canada	1,979,500	6,018,147
Chap Mercantile, Inc.	Canada	1,750,000	1,290,666
Compania de Minas Buenaventura SA, ADR	Peru	497,701	12,362,893
Crystallex International Corp.	Canada	359,967	1,303,081
Durban Roodepoort Deep, Ltd., ADR	South Africa	480,020	916,838
Eldorado Gold Corp.	Canada	3,663,700	11,708,949
First Quantum Minerals, Ltd. *	Canada	548,500	6,764,669
FNX Mining Co., Inc.	Canada	341,400	1,580,685
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	194,466	7,043,559
Gabriel Resources, Ltd. *	Canada	314,700	397,147
Gammon Lakes Resources, Inc.	Canada	681,000	3,722,257
Glamis Gold, Ltd.	Canada	655,333	12,995,253
Goldcorp, Inc.	Canada	337,319	4,668,495
Goldcorp, Inc., Class A - Canadian Exchange	Canada	154,900	2,141,410
Golden Star Resources, Ltd.	Canada	657,815	3,486,420
Goldfields, Ltd., ADR	South Africa	1,106,740	15,902,873
Guinor Gold Corp.	Canada	3,530,300	2,806,188
Harmony Gold Mining, Ltd.	South Africa	447,964	5,214,994
Harmony Gold Mining, Ltd., ADR	South Africa	792,705	9,353,919
Highland Gold Mining, Ltd.	Canada	37,498	185,055
IAMGOLD Corp.	Canada	1,169,600	8,750,674
Impala Platinum Holdings, Ltd.	South Africa	70,835	5,692,191
Ivanhoe Mines, Ltd.	Canada	924,400	5,454,134
Kinross Gold Corp.	Canada	1,478,800	11,051,918
Lihir Gold, Ltd.	Papua New Guinea	3,651,390	3,381,530
Meridian Gold, Inc. *	Canada	521,172	8,807,807
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	5,127,492
Minefinders Corp., Ltd.	Canada	1,872,400	13,655,953
Miramar Mining Corp. *	Canada	2,531,600	3,506,026
Newcrest Mining, Ltd.	Australia	1,879,788	23,389,301
Newont Mining Corp.	United States	479,424	22,782,228
Northern Orion Resources, Inc.	Canada	2,298,600	6,027,633
Northgate Exploration, Ltd.	Canada	3,448,900	5,906,909
Novagold Resources, Inc	Canada	604,000	4,256,658
Orezone Resources, Inc.	Canada	777,700	968,700
Placer Dome, Inc.	Canada	1,242,825	26,663,246
Randgold Resources, Ltd., ADR	South Africa	581,218	6,323,652
Sino Gold, Ltd.	Australia	796,733	1,213,882

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2004

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Southern Platinum Corp.	Canada	1,129,000	$1,896,624
Southernera Diamonds, Inc.	Canada	1,229,000	755,347
St. Jude Resources, Ltd.	Canada	942,700	1,212,848
Wheaton River Minerals, Ltd.	Canada	2,782,200	9,096,925
Wolfden Resources, Inc.	Canada	184,000	686,061
Yamana Gold, Inc.	Canada	363,800	1,028,526

Total Common Stocks (cost $270,257,172)			336,274,256

		Principal
		Amount	Value

CONVERTIBLE DEBENTURES (Principal Amount
Denominated in Currency Indicated) 0.0%
MATERIALS 0.0%
Metals & Mining 0.0%
JCI, Ltd., 15.50%, 01/15/2006, ZAR (cost $0)	South Africa	53,382	84

YANKEE OBLIGATIONS-CORPORATE 2.2%
MATERIALS 2.2%
Metals & Mining 2.2%
Gold Bullion Securities, 0.00%, 04/23/2049 (n)
(cost $6,868,574)	United Kingdom	$ 17,669,600	7,536,084

		Shares	Value

WARRANTS 1.8%
MATERIALS 1.8%
Metals & Mining 1.8%
Amerigo Resources, Ltd., expiring 6/16/2005 *	Canada	1,250,000	1,331,640
Chap Mercantile, Inc., expiring 8/5/2009 *	Canada	875,000	71,704
Nevsun Resources, Ltd., expiring 12/19/2008 *	Canada	100,000	43,285
Northgate Minerals Corp., Ser. 2, expiring 12/28/2006 *	Canada	633,666	249,250
Southernera Resources, Ltd., expiring 11/17/2008 *	Canada	800,000	131,115
St. Jude Resources, Ltd., expiring 11/20/2008 *	Canada	600,000	120,102
Wheaton River Minerals, Ltd., Ser. A, expiring 5/30/2007 *	Canada	2,300,000	4,485,782

Total Warrants (cost $1,696,391)			6,432,878

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional U.S. Government Money Market
Fund ø (cost $6,174)	United States	6,174	6,174

Total Investments (cost $278,828,311) 99.9%			350,249,476
Other Assets and Liabilities 0.1%			505,514

Net Assets 100.0%			$350,754,990

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2004

*	Non-income producing security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ZAR	South African Rand

The following table shows the percent of total investments by geographic location as of October 31, 2004:

Canada	60.6%
South Africa	17.2%
United States	8.5%
Australia	7.0%
Peru	3.5%
United Kingdom	2.2%
Papua New Guinea	1.0%

100.0%

The following table shows the percent of total investments by portfolio composition as of October 31, 2004:

Common Stocks	96.0%
Yankee Obligations-Corporate	2.2%
Warrants	1.8%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

Assets
Investments in securities, at value (cost $278,828,311)	$350,249,476
Cash	70,307
Receivable for securities sold	361,863
Receivable for Fund shares sold	829,741
Dividends receivable	32,270
Prepaid expenses and other assets	102,867

Total assets	351,646,524

Liabilities
Payable for Fund shares redeemed	781,788
Advisory fee payable	14,703
Distribution Plan expenses payable	16,638
Due to other related parties	8,863
Accrued expenses and other liabilities	69,542

Total liabilities	891,534

Net assets	$350,754,990

Net assets represented by
Paid-in capital	$293,599,472
Overdistributed net investment loss	(4,201)
Accumulated net realized losses on securities and foreign currency related transactions	(14,261,240)
Net unrealized gains on securities and foreign currency related transactions	71,420,959

Total net assets	$350,754,990

Net assets consists of
Class A	$203,168,433
Class B	45,717,648
Class C	99,082,487
Class I	2,786,422

Total net assets	$350,754,990

Shares outstanding
Class A	6,056,796
Class B	1,413,385
Class C	3,079,875
Class I	83,777

Net asset value per share
Class A	$33.54
Class A - Offering price (based on sales charge of 5.75%)	$35.59
Class B	$32.35
Class C	$32.17
Class I	$33.26

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended October 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $70,711)	$1,500,869

Expenses
Advisory fee	1,683,118
Distribution Plan expenses
Class A	565,626
Class B	422,108
Class C	867,221
Administrative services fee	319,327
Transfer agent fee	739,677
Trustees' fees and expenses	5,569
Printing and postage expenses	45,487
Custodian and accounting fees	311,841
Registration and filing fees	67,775
Professional fees	24,757
Other	11,980

Total expenses	5,064,486
Less: Expense reductions	(3,606)
Expense reimbursements	(6,965)

Net expenses	5,053,915

Net investment loss	(3,553,046)

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	50,737,753
Foreign currency related transactions	(294,129)

Net realized gains on securities and foreign currency related transactions	50,443,624
Net change in unrealized gains or losses on securities and foreign
currency related transactions	(26,530,715)

Net realized and unrealized gains or losses on securities and foreign
currency related transactions	23,912,909

Net increase in net assets resulting from operations	$20,359,863

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2004		2003

Operations
Net investment loss		$ (3,553,046)		$ (1,629,076)
Net realized gains on securities and
foreign currency related transactions		50,443,624		46,374,026
Net change in unrealized gains or losses
on securities and foreign currency
related transactions		(26,530,715)		77,649,470

Net increase in net assets resulting from
operations		20,359,863		122,394,420

Distributions to shareholders from
Net investment income
Class A		(5,414,305)		(888,084)
Class B		(955,641)		(113,975)
Class C		(2,110,647)		(117,894)
Class I		(51,499)		(6,906)

Total distributions to shareholders		(8,532,092)		(1,126,859)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,472,819	78,846,438	2,796,679	66,562,991
Class B	684,831	21,415,803	1,028,910	22,553,091
Class C	1,911,689	60,184,792	2,268,492	51,681,467
Class I	79,346	2,519,119	67,639	1,547,943

		162,966,152		142,345,492

Net asset value of shares issued in
reinvestment of distributions
Class A	134,210	4,419,514	35,745	745,990
Class B	23,154	739,781	3,414	69,159
Class C	49,744	1,580,874	4,809	97,193
Class I	1,544	50,282	333	6,878

		6,790,451		919,220

Auomatic conversion of Class B shares
to Class A shares
Class A	12,240	362,015	10,824	251,167
Class B	(12,661)	(362,015)	(11,185)	(251,167)

		0		0

Payment for shares redeemed
Class A	(2,066,119)	(65,374,977)	(2,384,967)	(53,283,168)
Class B	(584,508)	(17,753,596)	(1,174,017)	(27,045,501)
Class C	(1,183,363)	(36,204,816)	(1,019,577)	(23,023,432)
Class I	(47,217)	(1,448,643)	(41,347)	(935,780)

		(120,782,032)		(104,287,881)

Net increase in net assets resulting
from capital share transactions		48,974,571		38,976,831

Total increase in net assets		60,802,342		160,244,392
Net assets
Beginning of period		289,952,648		129,708,256

End of period		$ 350,754,990		$ 289,952,648

Undistributed (overdistributed) net
investment income (loss)		$ (4,201)		$ 8,547,385

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Precious Metals Fund (the "Fund") is a non-diversified series of Evergreen International Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

17

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net

18

NOTES TO FINANCIAL STATEMENTS continued

operating losses, net realized foreign currency gains or losses and passive foreign investment companies.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended October 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $6,965.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2004 EIS received $40,920 from the sale of Class A shares and $65,086 and $29,733, in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

19

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $342,164,620 and $289,463,907, respectively, for the year ended October 31, 2004.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $283,898,619. The gross unrealized appreciation and depreciation on securities based on tax cost was $79,830,518 and $13,479,661, respectively, with a net unrealized appreciation of $66,350,857.

As of October 31, 2004, the Fund had $9,189,513 in capital loss carryovers for federal income tax purposes expiring in 2008.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended October 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss

Ordinary Loss	Appreciation	Carryover

$ 5,826	$ 66,350,857	$9,189,513

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and passive foreign investment companies.

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2004	2003

Ordinary Income	$ 8,532,092	$ 1,126,859

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the

20

NOTES TO FINANCIAL STATEMENTS continued

election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended October 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

13. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through

21

NOTES TO FINANCIAL STATEMENTS continued

January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen International Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Precious Metals Fund, a series of Evergreen International Trust, as of October 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Precious Metals Fund, as of October 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts December 10, 2004

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 1.62% of ordinary income dividends paid during the fiscal year ended October 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2004, the Fund designates 16.50% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each
Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083,
Charlotte, North Carolina 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

564346 rv2 12/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant's annual financial statements for the fiscal years ended October 31, 2003 and October 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$93,997	$112,008
Audit-related fees (1)	8,146	0

Audit and audit-related fees	102,143	112,008
Tax fees (2)	9,152	2,458
All other fees	0	0

Total fees	$111,295	$114,466

(1) Audit-related fees consists principally of fees for interfund lending procedures and any merger related activity. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 12/29/2004